UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	August 1, 2011 — January 31, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

Semiannual report
1|31|12

A world of investing.™

Putnam INVESTMENTS

PUTNAM RETIREMENT READY FUNDS invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam
RetirementReady®
Funds

Putnam RetirementReady Fund 2055	Putnam RetirementReady Fund 2030
Putnam RetirementReady Fund 2050	Putnam RetirementReady Fund 2025
Putnam RetirementReady Fund 2045	Putnam RetirementReady Fund 2020
Putnam RetirementReady Fund 2040	Putnam RetirementReady Fund 2015
Putnam RetirementReady Fund 2035	Putnam Retirement Income Fund Lifestyle 1

Semiannual report
1 | 31 | 12

Message from the Trustees	1

About the funds	2

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	20

Terms and definitions	24

Other information for shareholders	25

Financial statements	26

Message from the Trustees

Dear Fellow Shareholder:

Markets in early 2012 have signaled a more consistently positive direction, supported by strengthening fundamentals. In the United States, where corporate earnings have been strong for more than a year, the employment picture has also brightened in recent months. The Federal Reserve has pledged to leave rates at historic lows at least through the end of 2014, and the beleaguered U.S. housing market has finally shown signs of recovery. The European debt situation and likely recession in that region continue to weigh heavily on markets, of course, alongside high unemployment here at home. However, we are encouraged by the change in investor sentiment.

We believe there are numerous investment opportunities resulting from the many market dislocations in recent years. Putnam’s rigorous bottom-up, fundamental investment approach is well suited to this environment, and the Putnam team is committed to uncovering returns for our shareholders, while seeking to guard against downside risk.

Please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

About the funds

Offering one-step diversification that adjusts automatically over time

Unpredictable markets and the demands of a busy life can make it a challenge to diversify and monitor your retirement investments. Putnam RetirementReady Funds can ease that challenge for you. The funds provide one-step diversification and automatically shift allocations to reduce risk over time.

Each fund invests in a combination of Putnam portfolios to provide you with exposure to a variety of asset classes and investment styles. A fund’s target date corresponds to the year you expect to begin withdrawing assets — which is typically in retirement. Investment allocations are more aggressive when the target date is far off and gradually become more conservative as this date draws closer. In 2009, Putnam Absolute Return Funds were added to the portfolios, with the goal of reducing volatility even further. These funds represent a significant portion of Putnam Retirement Income Fund Lifestyle 1*, which is designed for investors who are at or near retirement. The principal value of the funds is not guaranteed at any time, including the target date.

While diversification can help protect your returns from excessive volatility, you can still lose money. However, a Putnam RetirementReady Fund offers diversification and professional management while you pursue maximum returns and a level of risk you are comfortable with.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case in order to seek their targeted returns. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Our allocation of assets among permitted asset categories may hurt performance. Our active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. Our use of leverage increases these risks by increasing investment exposure. The funds may invest in a money market fund for cash management. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

*Prior to June 16, 2011, the fund was known as Putnam RetirementReady Maturity Fund.

†Prior to November 30, 2011, these funds were known as Putnam Asset Allocation: Equity Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Asset Allocation: Balanced Portfolio, and Putnam Asset Allocation: Conservative Portfolio.

Because of rounding in the calculation of allocations among underlying Putnam funds, the percentages may not add up to 100%, and actual allocations might be more or less than these percentages.

2	3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00% for Retirement Income Fund Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower. See pages 5 and 11–20 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund and 2055 Fund (inceptions: 5/2/05 and 11/30/10, respectively), the inception date of all share classes of RetirementReady Funds is 11/1/04.

† Returns for the six-month period are not annualized, but cumulative.

Interview with your fund’s portfolio manager

Jeff, what factors contributed to the wide fluctuations in the global markets during the six months ended January 31, 2012?

In a market driven more by macroeconomic events rather than by investment fundamentals, investors saw some dramatic relative performance moves during the reporting period. Three significant risks contributed to the volatility. First, the European sovereign debt crisis continued to deteriorate, increasing the likelihood that Europe’s banking institutions would be compelled to realize debt-related losses. The situation exacerbated fears that the eurozone’s growth might slow, or even tip into a recession. Second, concerns over weak economic data triggered fears of a double-dip recession in the United States well into the final months of 2011. Lastly, with its export growth, industrial production, and manufacturing activity slowing, the pace of China’s economic growth came into question. Investors had hoped that China and the United States might provide some counterweight to Europe’s ailing economy.

In response to these stresses, investors shifted out of the more vulnerable asset classes and cyclical sectors, whose fates are tied to economic growth, into lower-risk investments that tend to be more resilient in slower-growth markets. Thus, European stocks and bonds of peripheral eurozone markets sold off sharply, defensive stocks in the United States (the health-care, consumer

This chart shows the performance of broad market indexes for the six months ended 1/31/12. See pages 4 and 11–20 for fund performance information. Index descriptions can be found on page 24.

staples, and utilities sectors) outperformed dramatically, and stocks across parts of Asia fell by 20% through the end of 2011.

However, in January, U.S. stocks rallied on news of employment gains and other indicators that suggested the U.S. economy — and the global economic outlook for that matter — might not be as bleak as was first thought. While all equity markets were lifted by the news, only U.S. stocks closed out the reporting period in positive territory. Consequently, U.S. stocks outperformed non-U.S. stocks for the reporting period, with the S&P 500 Index’s 2.71% return surpassing the –10.42% return for international stocks as measured by the MSCI EAFE Index [ND].

How did Putnam RetirementReady Funds perform in this environment?

By investing in a combination of funds that utilize asset allocation strategies, including absolute return funds that seek to reduce volatility, each Putnam RetirementReady Fund is managed for comprehensive diversification. We believe the effectiveness of this strategy can be seen when the funds’ returns for the six months ended January 31, 2012, are considered in the context of the various asset classes and sectors comprising the financial markets and the portfolios themselves.

On the positive side, the stronger performing U.S. stocks [S&P 500 Index], U.S. bonds [Barclays Capital U.S. Aggregate Bond Index], and information technology stocks [MSCI World Information Technology Index] generated returns of 2.71%, 4.25%, and 2.77%, respectively, for the reporting period. On the other hand, the greatest laggards for the period included Europe [MSCI EAFE Index (ND)] and the MSCI World Energy & Materials Index (ND), which posted returns of –10.42% and –7.69%, respectively, for the same period.

Clearly, one can’t pick 100% of the winners 100% of the time, but we believe smart strategies such as those employed by Putnam RetirementReady Funds can provide downside protection. Through our risk management strategies, we’re able to efficiently rebalance the underlying portfolios in response to market conditions to limit volatility in keeping with the investor’s retirement date. Investment allocations are more aggressive when the target date is far off and gradually become more conservative as this date draws closer.

Prospects for the U.S. economy had improved by the end of the reporting period, providing some positive momentum. What contributed to the change in sentiment?

As the reporting period came to a close on January 31, 2012, the U.S. economy had surprised on the upside. Economists were fearful that growth would decelerate rapidly after S&P’s downgrade of U.S. debt in August 2011. But that did not happen, and, as of this interview, economic data including housing, jobs, consumer confidence, and spending were either stable or slowly improving. Furthermore, although the U.S. economy is still in recovery mode, it is worth noting that U.S. companies generated record profits in 2011.

We believe the economy should continue to improve in the coming months, even if growth is slower than many would like. As the world’s largest economy, signs of a U.S. recovery are welcome news amid Europe’s clear economic deceleration and China’s more measured slowdown.

Interest rates around the world remain at historic lows, given global growth challenges. How has this affected your fixed-income strategy?

We continue to favor a limited exposure to interest-rate risk in the underlying funds, which detracted somewhat from relative returns during the period. With interest rates in a number of markets near historic lows, we believe the potential rewards from a long-duration stance are minimal. That said, we believe there are opportunities to take tactical positions at the long end of the yield curve, which we think will continue to exhibit volatility. While central banks have anchored the short end of the curve, the long end — represented by bonds with maturities of 20 or 30 years — may be forced to absorb all of the policy uncertainty or any additional shocks to the global financial system — providing short-term tactical opportunities.

Do you think that European sovereign debt challenges will continue to set the tone for the global markets?

As has been the case throughout 2011, we believe Europe’s debt woes and policy-makers’ efforts to address the long-term structural challenges are likely to dominate the course of the global markets for the foreseeable future. It’s unlikely that a simple solution exists for overcoming these policy hurdles given the disparity of the needs and goals of the countries involved. In many ways, markets currently reflect this reality; for example, the spread between Italian and German interest rates today closely matches the differences we saw in the pre-European Monetary Union era. In the 1990s, those differences were the result primarily of currency risks, while today those differences are driven by credit risks.

While we believe that the funding arrangements put in place have likely helped the European Union avoid a crisis over the short term, long-term fiscal challenges remain, and the outcome appears anything but certain. We should add, however, that even if Greece eventually were to default on its debt, we believe the direct implications to the U.S. economy would be limited, given that U.S. banks are generally better capitalized than their European counterparts.

What factors do you think will drive global markets in 2012?

We think that geography is likely to be quite meaningful again in 2012. Europe will continue to struggle against an intensifying debt crisis we believe, and steps taken to address the debt crisis will necessarily subdue economic activity there as resources are directed away from more productive uses. Meanwhile, Asian countries in general, and China in particular, appear poised for stronger growth. Equity market performance could follow, with leadership returning to emerging markets and the United States as capital is withdrawn from Europe and deployed in these more attractive areas.

While a slow-growth environment may not be ideal for equity investors or for the global economy as a whole, a somewhat cautionary environment creates a fairly attractive setting for corporate credit in our view. Thus, in the fixed-income universe, the fundamentals across a range of fixed-income sectors remain attractive in our opinion. Defaults in corporate debt are well below the long-term average, and we believe that the default rate is likely to remain low, even in a relatively weak economic environment. As a result, credit risk, gained through exposure to corporate bonds and certain mortgage-backed securities that sold off during the period, continues to appear attractively priced in our estimation.

Investors’ recent flight to quality, which led the ultra-safe and lower-risk assets to outperform during the reporting period, has created compelling valuations in the crisis-sensitive or higher-risk assets that fell so sharply. If macroeconomic worries, primarily over the situation in Europe, recede at all, we believe the market should begin to favor these attractively priced asset classes that underperformed in 2011.

Thank you, Jeff, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Each RetirementReady Fund has a different target date indicating when the fund’s investors expect to retire and begin withdrawing assets from their account. The dates range from 2015 to 2055 in five-year intervals, with the exception of Putnam Retirement Income Fund Lifestyle 1, which is designed for investors at or near retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. This means that both the risk of your investment and your potential return are reduced as the target date of the particular fund approaches, although there can be no assurance that any one fund will have less risk or more reward than any other fund. The principal value of the fund is not guaranteed at any time, including the target date.

Portfolio Manager Jeffrey L. Knight is Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. from Colgate University. A CFA charter-holder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeff, your fund’s portfolio managers are Robert J. Kea, CFA, Joshua B. Kutin, CFA, and Robert J. Schoen.

IN THE NEWS

The U.S. unemployment rate fell to 8.3% in January, with the nation’s employers adding 243,000 jobs, according to the Labor Department. This was the fastest pace of job growth since April 2011 and was the fifth straight month of unemployment rate declines. The nation’s jobless rate is still above the 5.2%-to-6% range that Federal Reserve (Fed) officials say is consistent with maximum employment. According to the Labor Department, 12.8 million Americans remain unemployed. In testimony before the Senate Budget Committee in early February, Fed Chairman Ben S. Bernanke said that the U.S. job market is far from “operating normally.” The Fed chairman reiterated that the Fed’s benchmark interest rate will remain near zero at least through late 2014, and again called on U.S. lawmakers to reduce the federal deficit.

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500, and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time (three years or more) regardless of market conditions or general market direction. The target return for each fund is the rate of inflation plus a number of basis points specified in the fund’s name. For example, the Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the rate of inflation. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Dynamic Asset Allocation Equity Fund*

The fund’s portfolio invests mainly in stocks of companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund*

The fund’s portfolio invests in U.S. and international stocks and bonds and is designed for investors seeking long-term growth with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund*

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking a combination of growth and current income. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations to growth- and value-style stocks and fixed-income sectors based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund*

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in instruments that are high quality and have short-term maturities.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

* Prior to November 30, 2011, these funds were known as Putnam Asset Allocation: Equity Portfolio; Putnam Asset Allocation: Growth Portfolio; Putnam Asset Allocation: Balanced Portfolio; and Putnam Asset Allocation: Conservative Portfolio.

Allocations by fund as of 1/31/12

Underlying Putnam Fund	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam RetirementReady 2015 Fund	Putnam Retirement Income Fund Lifestyle 1

Putnam Dynamic Asset
Allocation Equity Fund	73.7%	71.5%	56.0%	37.5%	13.8%	0.0%	0.0%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Growth Fund	16.0%	18.1%	33.0%	50.6%	68.5%	61.4%	23.8%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	1.9%	15.8%	43.2%	48.4%	20.0%	0.0%

Putnam Dynamic Asset
Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.8%	34.4%

Putnam Money Market Fund	0.5%	0.4%	0.4%	0.4%	1.4%	2.6%	3.6%	4.8%	5.8%	5.8%

Putnam Absolute Return
700 Fund	7.2%	7.2%	7.2%	7.2%	8.2%	10.8%	13.2%	12.9%	7.3%	0.0%

Putnam Absolute Return
500 Fund	2.1%	2.1%	2.1%	2.1%	3.7%	5.0%	6.6%	11.5%	21.5%	29.9%

Putnam Absolute Return
300 Fund	0.0%	0.0%	0.0%	0.0%	0.2%	1.7%	4.9%	9.0%	14.0%	21.0%

Putnam Absolute Return
100 Fund	0.5%	0.7%	1.2%	2.1%	2.4%	2.7%	3.7%	4.9%	6.5%	8.9%

Percentages are based on market value. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2012, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	5.65%	–0.42%	4.68%	0.90%	4.75%	4.75%	5.05%	1.40%	5.38%	5.96%
Annual average	4.82	–0.36	4.00	0.77	4.06	4.06	4.31	1.20	4.59	5.09

1 year	–1.48	–7.16	–2.23	–6.98	–2.17	–3.11	–2.00	–5.42	–1.71	–1.21

6 months	–2.65	–8.29	–3.10	–7.81	–3.05	–3.98	–2.88	–6.23	–2.78	–2.58

2050 Fund†

Life of fund	22.57%	15.52%	16.44%	16.44%	16.51%	16.51%	18.40%	14.26%	20.42%	24.54%
Annual average	3.06	2.16	2.28	2.28	2.29	2.29	2.53	1.99	2.79	3.30

5 years	–8.54	–13.80	–11.96	–13.12	–11.93	–11.93	–10.83	–13.96	–9.71	–7.46
Annual average	–1.77	–2.93	–2.52	–2.77	–2.51	–2.51	–2.27	–2.96	–2.02	–1.54

3 years	63.43	54.03	59.71	56.71	59.82	59.82	60.97	55.33	62.18	64.60
Annual average	17.79	15.49	16.89	16.15	16.92	16.92	17.20	15.81	17.49	18.07

1 year	–0.31	–6.07	–1.08	–5.87	–1.07	–2.03	–0.80	–4.29	–0.56	–0.08

6 months	–1.47	–7.10	–1.93	–6.68	–1.85	–2.80	–1.73	–5.16	–1.66	–1.39

2045 Fund‡

Life of fund	28.52%	21.13%	21.77%	21.77%	21.71%	21.71%	23.94%	19.60%	26.30%	30.87%
Annual average	3.52	2.68	2.75	2.75	2.74	2.74	3.00	2.50	3.27	3.78

5 years	–7.71	–13.02	–11.07	–12.07	–11.11	–11.11	–10.00	–13.15	–8.84	–6.56
Annual average	–1.59	–2.75	–2.32	–2.54	–2.33	–2.33	–2.09	–2.78	–1.83	–1.35

3 years	63.09	53.71	59.54	56.54	59.47	59.47	60.62	54.99	61.93	64.36
Annual average	17.71	15.41	16.85	16.11	16.83	16.83	17.11	15.73	17.43	18.01

1 year	–0.29	–6.05	–0.97	–5.79	–1.04	–2.00	–0.80	–4.31	–0.51	–0.02

6 months	–1.54	–7.22	–1.87	–6.64	–1.92	–2.87	–1.79	–5.22	–1.66	–1.40

Fund performance Total return for periods ended 1/31/12 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2040 Fund‡

Life of fund	29.48%	22.04%	22.65%	22.65%	22.72%	22.72%	24.85%	20.48%	27.25%	31.87%
Annual average	3.63	2.78	2.85	2.85	2.86	2.86	3.11	2.60	3.38	3.89

5 years	–6.29	–11.68	–9.74	–10.86	–9.71	–9.71	–8.63	–11.83	–7.44	–5.10
Annual average	–1.29	–2.45	–2.03	–2.27	–2.02	–2.02	–1.79	–2.49	–1.53	–1.04

3 years	62.82	53.45	59.21	56.20	59.24	59.24	60.36	54.75	61.66	64.06
Annual average	17.64	15.34	16.77	16.03	16.78	16.78	17.05	15.67	17.36	17.94

1 year	–0.29	–6.03	–1.00	–5.85	–0.97	–1.94	–0.73	–4.21	–0.50	0.00

6 months	–1.63	–7.28	–1.95	–6.76	–1.93	–2.89	–1.87	–5.33	–1.68	–1.45

2035 Fund

Life of fund	29.32%	21.89%	22.43%	22.43%	22.45%	22.45%	24.65%	20.29%	26.88%	31.61%
Annual average	3.61	2.77	2.83	2.83	2.83	2.83	3.08	2.58	3.34	3.86

5 years	–4.94	–10.40	–8.48	–9.67	–8.51	–8.51	–7.34	–10.58	–6.11	–3.79
Annual average	–1.01	–2.17	–1.76	–2.01	–1.76	–1.76	–1.51	–2.21	–1.25	–0.77

3 years	62.32	52.98	58.65	55.65	58.58	58.58	59.83	54.24	61.12	63.47
Annual average	17.52	15.22	16.63	15.89	16.61	16.61	16.92	15.54	17.23	17.80

1 year	–0.25	–5.97	–1.06	–5.89	–1.09	–2.05	–0.80	–4.26	–0.51	–0.04

6 months	–1.68	–7.35	–2.12	–6.90	–2.15	–3.10	–1.98	–5.42	–1.80	–1.62

2030 Fund

Life of fund	29.26%	21.83%	22.40%	22.40%	22.41%	22.41%	24.63%	20.27%	26.88%	31.54%
Annual average	3.60	2.76	2.83	2.83	2.83	2.83	3.08	2.58	3.34	3.85

5 years	–3.62	–9.16	–7.20	–8.45	–7.19	–7.19	–6.04	–9.33	–4.86	–2.47
Annual average	–0.73	–1.90	–1.48	–1.75	–1.48	–1.48	–1.24	–1.94	–0.99	–0.50

3 years	60.87	51.62	57.32	54.32	57.32	57.32	58.49	52.94	59.65	62.10
Annual average	17.17	14.88	16.30	15.56	16.30	16.30	16.59	15.21	16.88	17.47

1 year	–0.05	–5.78	–0.83	–5.70	–0.81	–1.78	–0.59	–4.10	–0.33	0.15

6 months	–1.71	–7.36	–2.05	–6.86	–2.02	–2.98	–1.93	–5.35	–1.82	–1.60

2025 Fund

Life of fund	28.41%	21.02%	21.65%	21.65%	21.65%	21.65%	23.86%	19.52%	26.11%	30.75%
Annual average	3.51	2.66	2.74	2.74	2.74	2.74	2.99	2.49	3.25	3.76

5 years	–2.81	–8.40	–6.36	–7.64	–6.35	–6.35	–5.19	–8.51	–4.01	–1.59
Annual average	–0.57	–1.74	–1.31	–1.58	–1.30	–1.30	–1.06	–1.76	–0.82	–0.32

3 years	56.97	47.95	53.54	50.54	53.58	53.58	54.64	49.23	55.84	58.17
Annual average	16.22	13.95	15.36	14.61	15.37	15.37	15.64	14.28	15.94	16.51

1 year	0.60	–5.19	–0.09	–4.94	–0.11	–1.08	0.11	–3.39	0.33	0.83

6 months	–1.26	–6.94	–1.56	–6.34	–1.58	–2.53	–1.46	–4.91	–1.34	–1.13

Fund performance Total return for periods ended 1/31/12 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2020 Fund

Life of fund	25.26%	18.06%	18.60%	18.60%	18.62%	18.62%	20.74%	16.51%	23.05%	27.51%
Annual average	3.15	2.31	2.38	2.38	2.38	2.38	2.63	2.13	2.90	3.41

5 years	–1.89	–7.53	–5.51	–6.86	–5.50	–5.50	–4.36	–7.70	–3.14	–0.68
Annual average	–0.38	–1.55	–1.13	–1.41	–1.13	–1.13	–0.89	–1.59	–0.64	–0.14

3 years	50.76	42.09	47.38	44.38	47.43	47.43	48.45	43.25	49.60	51.87
Annual average	14.66	12.42	13.80	13.02	13.81	13.81	14.08	12.73	14.37	14.95

1 year	1.05	–4.73	0.27	–4.54	0.31	–0.66	0.54	–3.01	0.80	1.31

6 months	–0.91	–6.59	–1.30	–6.04	–1.27	–2.22	–1.21	–4.69	–1.04	–0.80

2015 Fund

Life of fund	21.34%	14.36%	14.92%	14.92%	14.88%	14.88%	17.02%	12.93%	19.19%	23.55%
Annual average	2.70	1.87	1.94	1.94	1.93	1.93	2.19	1.69	2.45	2.96

5 years	–0.80	–6.51	–4.47	–5.88	–4.51	–4.51	–3.28	–6.66	–2.11	0.44
Annual average	–0.16	–1.34	–0.91	–1.20	–0.92	–0.92	–0.66	–1.37	–0.43	0.09

3 years	41.39	33.26	38.22	35.22	38.15	38.15	39.25	34.37	40.26	42.43
Annual average	12.24	10.04	11.39	10.58	11.37	11.37	11.67	10.35	11.94	12.51

1 year	0.87	–4.91	0.10	–4.68	0.08	–0.87	0.36	–3.13	0.64	1.13

6 months	–1.03	–6.71	–1.37	–6.08	–1.44	–2.38	–1.33	–4.76	–1.14	–0.89

Retirement Income Fund Lifestyle 1

Life of fund	19.10%	14.33%	12.80%	12.80%	12.90%	12.90%	15.03%	11.29%	16.94%	21.26%
Annual average	2.44	1.86	1.67	1.67	1.69	1.69	1.95	1.49	2.18	2.69

5 years	5.80	1.57	1.91	0.25	1.94	1.94	3.33	–0.03	4.45	7.10
Annual average	1.13	0.31	0.38	0.05	0.39	0.39	0.66	–0.01	0.87	1.38

3 years	38.78	33.23	35.71	32.71	35.71	35.71	36.92	32.47	37.72	39.82
Annual average	11.54	10.04	10.71	9.89	10.71	10.71	11.04	9.83	11.26	11.82

1 year	0.72	–3.31	–0.04	–4.97	–0.05	–1.03	0.37	–2.89	0.42	0.96

6 months	–0.96	–4.93	–1.33	–6.20	–1.33	–2.30	–1.08	–4.30	–1.13	–0.84

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Comparative index returns For periods ended 1/31/12

		Barclays Capital U.S.
	S&P 500 Index	Aggregate Bond Index

Life of fund*	34.86%	47.88%
Annual average	4.21	5.54

5 years	1.64	38.27
Annual average	0.33	6.70

3 years	69.54	23.87
Annual average	19.24	7.40

1 year	4.22	8.66

6 months	2.71	4.25

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Life-of-fund period begins at 11/1/04, the inception date of all Putnam RetirementReady Funds with the exception of the 2050 and 2055 Funds (inceptions: 5/2/05 and 11/30/10, respectively).

Fund price and distribution information For the six-month period ended 1/31/12

2055 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.263		$0.164	$0.236	$0.204		$0.241	$0.279

Long-term capital gains	0.080		0.080	0.080	0.080		0.080	0.080

Short-term capital gains	0.021		0.021	0.021	0.021		0.021	0.021

Total	$0.364		$0.265	$0.337	$0.305		$0.342	$0.380

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/11	$10.09	$10.71	$10.05	$10.05	$10.06	$10.42	$10.08	$10.11

1/31/12	9.44	10.02	9.46	9.39	9.45	9.79	9.44	9.45

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.448		$0.384	$0.367	$0.161		$0.437	$0.485

Capital gains	—		—	—	—		—	—

Total	$0.448		$0.384	$0.367	$0.161		$0.437	$0.485

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/11	$12.86	$13.64	$12.76	$12.68	$12.74	$13.20	$12.72	$12.91

1/31/12	12.20	12.94	12.11	12.06	12.35	12.80	12.05	12.22

Fund price and distribution information For the six-month period ended 1/31/12 cont.

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.427		$0.344	$0.345	$0.398		$0.406	$0.472

Capital gains	—		—	—	—		—	—

Total	$0.427		$0.344	$0.345	$0.398		$0.406	$0.472

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/11	$14.37	$15.25	$13.32	$13.42	$14.08	$14.59	$14.68	$16.77

1/31/12	13.70	14.54	12.71	12.80	13.41	13.90	14.01	16.04

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.339		$0.254	$0.277	$0.213		$0.316	$0.390

Capital gains	—		—	—	—		—	—

Total	$0.339		$0.254	$0.277	$0.213		$0.316	$0.390

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/11	$15.59	$16.54	$14.56	$14.49	$14.77	$15.31	$15.95	$17.91

1/31/12	14.98	15.89	14.01	13.92	14.27	14.79	15.35	17.24

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	—		1	1

Income	$0.421		$0.329	$0.325	—		$0.403	$0.471

Capital gains	—		—	—	—		—	—

Total	$0.421		$0.329	$0.325	—		$0.403	$0.471

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/11	$16.01	$16.99	$14.89	$14.91	$15.14	$15.69	$15.45	$18.35

1/31/12	15.30	16.23	14.23	14.25	14.84	15.38	14.75	17.56

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	—		1	1

Income	$0.348		$0.253	$0.256	—		$0.336	$0.401

Capital gains	—		—	—	—		—	—

Total	$0.348		$0.253	$0.256	—		$0.336	$0.401

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/11	$16.22	$17.21	$15.47	$15.50	$15.52	$16.08	$15.43	$18.31

1/31/12	15.58	16.53	14.89	14.92	15.22	15.77	14.80	17.60

Fund price and distribution information For the six-month period ended 1/31/12 cont.

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.563		$0.460	$0.476	$0.482		$0.544	$0.621

Capital gains	—		—	—	—		—	—

Total	$0.563		$0.460	$0.476	$0.482		$0.544	$0.621

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/11	$17.36	$18.42	$16.31	$16.35	$16.54	$17.14	$16.32	$17.45

1/31/12	16.56	17.57	15.58	15.60	15.80	16.37	15.54	16.61

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.701		$0.607	$0.612	$0.609		$0.677	$0.754

Capital gains	—		—	—	—		—	—

Total	$0.701		$0.607	$0.612	$0.609		$0.677	$0.754

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/11	$16.45	$17.45	$15.90	$15.95	$16.14	$16.73	$15.89	$18.19

1/31/12	15.58	16.53	15.07	15.12	15.32	15.88	15.03	17.27

2015 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.808		$0.711	$0.709	$0.646		$0.786	$0.870

Capital gains	—		—	—	—		—	—

Total	$0.808		$0.711	$0.709	$0.646		$0.786	$0.870

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/11	$16.93	$17.96	$16.45	$16.44	$16.63	$17.23	$16.40	$16.99

1/31/12	15.93	16.90	15.50	15.48	15.75	16.32	15.41	15.95

Fund price and distribution information For the six-month period ended 1/31/12 cont.

Retirement Income Fund Lifestyle 1

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		1	1	6		6	6

Income	$0.249		$0.210	$0.209	$0.229		$0.231	$0.268

Capital gains	—		—	—	—		—	—

Total	$0.249		$0.210	$0.209	$0.229		$0.231	$0.268

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/11	$16.30	$16.98	$16.30	$16.34	$16.34	$16.89	$16.30	$16.35

1/31/12	15.89	16.55	15.87	15.91	15.93	16.47	15.88	15.94

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	0.17%	–5.59%	–0.63%	–4.22%	–0.61%	–0.61%	–0.28%	–3.75%	–0.09%	0.47%
Annual average	0.16	–5.17	–0.58	–3.90	–0.56	–0.56	–0.26	–3.47	–0.08	0.43

1 year	–5.26	–10.71	–5.96	–10.53	–5.94	–6.85	–5.65	–8.99	–5.49	–5.00

6 months	–9.59	–14.80	–9.90	–14.28	–9.88	–10.75	–9.78	–12.92	–9.71	–9.51

2050 Fund†

Life of fund	16.24%	9.55%	10.58%	10.58%	10.52%	10.52%	12.36%	8.43%	14.22%	18.12%
Annual average	2.28	1.38	1.52	1.52	1.51	1.51	1.76	1.22	2.01	2.53

5 years	–11.52	–16.60	–14.77	–15.89	–14.82	–14.82	–13.71	–16.73	–12.65	–10.44
Annual average	–2.42	–3.57	–3.15	–3.40	–3.16	–3.16	–2.91	–3.60	–2.67	–2.18

3 years	43.02	34.80	39.87	36.87	39.80	39.80	40.93	36.00	41.94	44.08
Annual average	12.67	10.47	11.83	11.03	11.82	11.82	12.12	10.79	12.38	12.95

1 year	–4.10	–9.58	–4.78	–9.39	–4.87	–5.79	–4.57	–7.90	–4.31	–3.87

6 months	–8.48	–13.73	–8.80	–13.22	–8.84	–9.72	–8.68	–11.86	–8.58	–8.39

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/11 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2045 Fund‡

Life of fund	21.95%	14.94%	15.64%	15.64%	15.62%	15.62%	17.75%	13.63%	19.90%	24.18%
Annual average	2.81	1.96	2.05	2.05	2.04	2.04	2.30	1.80	2.56	3.07

5 years	–10.66	–15.80	–13.90	–14.87	–13.90	–13.90	–12.81	–15.86	–11.73	–9.53
Annual average	–2.23	–3.38	–2.95	–3.17	–2.95	–2.95	–2.70	–3.39	–2.46	–1.98

3 years	43.14	34.92	40.04	37.04	40.00	40.00	41.05	36.12	42.12	44.25
Annual average	12.70	10.50	11.88	11.07	11.87	11.87	12.15	10.83	12.43	12.99

1 year	–4.03	–9.53	–4.73	–9.37	–4.69	–5.62	–4.46	–7.81	–4.23	–3.74

6 months	–8.36	–13.61	–8.66	–13.10	–8.66	–9.55	–8.52	–11.71	–8.45	–8.19

2040 Fund‡

Life of fund	23.09%	16.01%	16.61%	16.61%	16.73%	16.73%	18.72%	14.57%	20.95%	25.29%
Annual average	2.94	2.09	2.17	2.17	2.18	2.18	2.42	1.91	2.69	3.19

5 years	–9.20	–14.42	–12.58	–13.67	–12.52	–12.52	–11.47	–14.57	–10.34	–8.07
Annual average	–1.91	–3.07	–2.65	–2.90	–2.64	–2.64	–2.41	–3.10	–2.16	–1.67

3 years	43.99	35.71	40.72	37.71	40.79	40.79	41.78	36.82	42.90	45.06
Annual average	12.92	10.71	12.06	11.26	12.08	12.08	12.34	11.02	12.64	13.20

1 year	–3.90	–9.45	–4.68	–9.36	–4.61	–5.55	–4.36	–7.69	–4.15	–3.68

6 months	–8.14	–13.43	–8.54	–13.02	–8.49	–9.38	–8.36	–11.59	–8.28	–8.01

2035 Fund

Life of fund	23.24%	16.15%	16.75%	16.75%	16.86%	16.86%	18.86%	14.69%	20.94%	25.47%
Annual average	2.96	2.11	2.18	2.18	2.20	2.20	2.44	1.93	2.69	3.21

5 years	–7.77	–13.07	–11.20	–12.35	–11.16	–11.16	–10.08	–13.23	–8.90	–6.61
Annual average	–1.60	–2.76	–2.35	–2.60	–2.34	–2.34	–2.10	–2.80	–1.85	–1.36

3 years	44.55	36.24	41.30	38.30	41.33	41.33	42.36	37.37	43.46	45.64
Annual average	13.07	10.86	12.21	11.41	12.22	12.22	12.49	11.16	12.78	13.35

1 year	–3.72	–9.26	–4.48	–9.15	–4.43	–5.36	–4.26	–7.64	–3.97	–3.48

6 months	–7.81	–13.09	–8.20	–12.68	–8.15	–9.05	–8.06	–11.29	–7.94	–7.67

2030 Fund

Life of fund	23.87%	16.75%	17.39%	17.39%	17.32%	17.32%	19.47%	15.29%	21.65%	26.09%
Annual average	3.03	2.18	2.26	2.26	2.25	2.25	2.51	2.00	2.77	3.29

5 years	–6.06	–11.47	–9.53	–10.75	–9.56	–9.56	–8.42	–11.62	–7.24	–4.89
Annual average	–1.24	–2.41	–1.98	–2.25	–1.99	–1.99	–1.74	–2.44	–1.49	–1.00

3 years	44.97	36.63	41.77	38.77	41.68	41.68	42.81	37.81	43.88	46.10
Annual average	13.18	10.96	12.34	11.54	12.31	12.31	12.61	11.28	12.89	13.47

1 year	–3.12	–8.68	–3.82	–8.55	–3.86	–4.81	–3.57	–6.95	–3.36	–2.81

6 months	–7.02	–12.35	–7.38	–11.93	–7.41	–8.32	–7.25	–10.49	–7.13	–6.90

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/11 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2025 Fund

Life of fund	24.07%	16.93%	17.59%	17.59%	17.59%	17.59%	19.70%	15.51%	21.89%	26.34%
Annual average	3.05	2.20	2.28	2.28	2.28	2.28	2.54	2.03	2.80	3.31

5 years	–4.57	–10.06	–8.08	–9.33	–8.05	–8.05	–6.93	–10.19	–5.74	–3.34
Annual average	–0.93	–2.10	–1.67	–1.94	–1.66	–1.66	–1.43	–2.13	–1.18	–0.68

3 years	43.89	35.62	40.70	37.70	40.74	40.74	41.71	36.75	42.83	44.99
Annual average	12.90	10.69	12.06	11.25	12.07	12.07	12.32	11.00	12.62	13.18

1 year	–1.77	–7.42	–2.46	–7.19	–2.48	–3.42	–2.23	–5.62	–1.99	–1.48

6 months	–5.52	–10.96	–5.83	–10.40	–5.84	–6.75	–5.74	–9.06	–5.62	–5.34

2020 Fund

Life of fund	21.88%	14.88%	15.53%	15.53%	15.56%	15.56%	17.59%	13.47%	19.78%	24.11%
Annual average	2.80	1.95	2.03	2.03	2.04	2.04	2.28	1.78	2.55	3.06

5 years	–3.13	–8.71	–6.67	–8.00	–6.65	–6.65	–5.54	–8.84	–4.35	–1.90
Annual average	–0.63	–1.81	–1.37	–1.65	–1.37	–1.37	–1.13	–1.83	–0.89	–0.38

3 years	41.34	33.21	38.22	35.22	38.26	38.26	39.21	34.34	40.27	42.45
Annual average	12.22	10.03	11.39	10.58	11.40	11.40	11.66	10.34	11.94	12.52

1 year	–0.75	–6.43	–1.44	–6.17	–1.40	–2.35	–1.22	–4.67	–0.99	–0.43

6 months	–4.17	–9.68	–4.52	–9.10	–4.53	–5.45	–4.44	–7.79	–4.33	–4.02

2015 Fund

Life of fund	18.75%	11.92%	12.55%	12.55%	12.50%	12.50%	14.65%	10.63%	16.72%	20.92%
Annual average	2.43	1.58	1.66	1.66	1.66	1.66	1.92	1.42	2.18	2.68

5 years	–1.77	–7.42	–5.39	–6.79	–5.44	–5.44	–4.16	–7.51	–3.03	–0.52
Annual average	–0.36	–1.53	–1.10	–1.40	–1.11	–1.11	–0.85	–1.55	–0.61	–0.10

3 years	35.73	27.92	32.69	29.69	32.62	32.62	33.74	29.06	34.74	36.78
Annual average	10.72	8.55	9.89	9.05	9.87	9.87	10.18	8.88	10.45	11.00

1 year	–0.50	–6.25	–1.24	–5.96	–1.25	–2.20	–1.01	–4.48	–0.71	–0.24

6 months	–3.49	–9.05	–3.87	–8.46	–3.89	–4.80	–3.74	–7.13	–3.61	–3.34

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/11 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

Retirement Income Fund Lifestyle 1

Life of fund	17.11%	12.42%	10.95%	10.95%	11.05%	11.05%	13.13%	9.45%	15.00%	19.21%
Annual average	2.23	1.65	1.46	1.46	1.47	1.47	1.73	1.27	1.97	2.48

5 years	4.78	0.59	0.89	–0.75	0.95	0.95	2.31	–1.01	3.43	6.08
Annual average	0.94	0.12	0.18	–0.15	0.19	0.19	0.46	–0.20	0.68	1.19

3 years	34.96	29.56	31.95	28.95	31.96	31.96	33.14	28.81	33.93	36.00
Annual average	10.51	9.02	9.68	8.84	9.69	9.69	10.01	8.81	10.23	10.79

1 year	–0.39	–4.40	–1.16	–6.03	–1.10	–2.08	–0.75	–3.99	–0.64	–0.09

6 months	–2.77	–6.65	–3.18	–7.96	–3.18	–4.14	–2.88	–6.04	–2.94	–2.64

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Estimated net expenses for the fiscal year
ended 7/31/11*	1.28%	2.03%	2.03%	1.78%	1.53%	1.03%

Your fund’s estimated total annual operating
expenses for the fiscal year ended 7/31/11	35.66%	36.41%	36.41%	36.16%	35.91%	35.41%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/12†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2050 Fund

Net expenses for the fiscal year ended 7/31/11*	1.28%	2.03%	2.03%	1.78%	1.53%	1.03%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/11	1.50%	2.25%	2.25%	2.00%	1.75%	1.25%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/12†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2045 Fund

Net expenses for the fiscal year ended 7/31/11*	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/11	1.43%	2.18%	2.18%	1.93%	1.68%	1.18%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/12†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2040 Fund

Net expenses for the fiscal year ended 7/31/11*	1.22%	1.97%	1.97%	1.72%	1.47%	0.97%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/11	1.39%	2.14%	2.14%	1.89%	1.64%	1.14%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/12†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2035 Fund

Net expenses for the fiscal year ended 7/31/11*	1.17%	1.92%	1.92%	1.67%	1.42%	0.92%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/11	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/12†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2030 Fund

Net expenses for the fiscal year ended 7/31/11*	1.13%	1.88%	1.88%	1.63%	1.38%	0.88%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/11	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/12†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2025 Fund

Net expenses for the fiscal year ended 7/31/11*	1.10%	1.85%	1.85%	1.60%	1.35%	0.85%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/11	1.18%	1.93%	1.93%	1.68%	1.43%	0.93%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/12†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2020 Fund

Net expenses for the fiscal year ended 7/31/11*	1.06%	1.81%	1.81%	1.56%	1.31%	0.81%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/11	1.14%	1.89%	1.89%	1.64%	1.39%	0.89%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/12†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2015 Fund

Net expenses for the fiscal year ended 7/31/11*	1.03%	1.78%	1.78%	1.53%	1.28%	0.78%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/11	1.10%	1.85%	1.85%	1.60%	1.35%	0.85%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/12†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam Retirement Income Fund Lifestyle 1

Net expenses for the fiscal year ended 7/31/11*	0.99%	1.74%	1.74%	1.24%	1.24%	0.74%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/11	1.06%	1.81%	1.81%	1.31%	1.31%	0.81%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/12†	0.25%	1.00%	1.00%	0.50%	0.50%	0.00%

* Reflects Putnam Management’s contractual obligation to limit expenses through 11/30/12.

† Excludes the expense ratios of the underlying Putnam mutual funds.

Fiscal year ended 7/31/11 expense information in this table differs from that shown in the financial highlights of this report because it includes fees and expenses of the underlying Putnam funds in which the fund invests. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The first table in this section shows the expenses you would have paid on a $1,000 investment in each of the RetirementReady Funds from August 1, 2011, to January 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Expenses paid per $1,000*†	$1.24	$4.95	$4.95	$3.72	$2.48	$—

Ending value (after expenses)	$973.50	$969.00	$969.50	$971.20	$972.20	$974.20

Putnam RetirementReady 2050 Fund

Expenses paid per $1,000*†	$1.25	$4.98	$4.98	$3.74	$2.49	$—

Ending value (after expenses)	$985.30	$980.70	$981.50	$982.70	$983.40	$986.10

Putnam RetirementReady 2045 Fund

Expenses paid per $1,000*†	$1.25	$4.98	$4.98	$3.74	$2.49	$—

Ending value (after expenses)	$984.60	$981.30	$980.80	$982.10	$983.40	$986.00

Putnam RetirementReady 2040 Fund

Expenses paid per $1,000*†	$1.25	$4.98	$4.98	$3.74	$2.49	$—

Ending value (after expenses)	$983.70	$980.50	$980.70	$981.30	$983.20	$985.50

Putnam RetirementReady 2035 Fund

Expenses paid per $1,000*†	$1.25	$4.97	$4.97	$3.73	$2.49	$—

Ending value (after expenses)	$983.20	$978.80	$978.50	$980.20	$982.00	$983.80

Putnam RetirementReady 2030 Fund

Expenses paid per $1,000*†	$1.25	$4.98	$4.98	$3.73	$2.49	$—

Ending value (after expenses)	$982.90	$979.50	$979.80	$980.70	$981.80	$984.00

Putnam RetirementReady 2025 Fund

Expenses paid per $1,000*†	$1.25	$4.99	$4.99	$3.74	$2.50	$—

Ending value (after expenses)	$987.40	$984.40	$984.20	$985.40	$986.60	$988.70

Expenses per $1,000 cont.

Putnam RetirementReady 2020 Fund

Expenses paid per $1,000*†	$1.25	$4.99	$5.00	$3.75	$2.50	$—

Ending value (after expenses)	$990.90	$987.00	$987.30	$987.90	$989.60	$992.00

Putnam RetirementReady 2015 Fund

Expenses paid per $1,000*†	$1.25	$4.99	$4.99	$3.75	$2.50	$—

Ending value (after expenses)	$989.70	$986.30	$985.60	$986.70	$988.60	$991.10

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.25	$4.99	$4.99	$2.50	$2.50	$—

Ending value (after expenses)	$990.40	$986.70	$986.70	$989.20	$988.70	$991.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady
2055 Fund, 2050 Fund, 2045 Fund
2040 Fund, 2035 Fund, 2030 Fund
2025 Fund, 2020 Fund, 2015 Fund

Expenses paid per $1,000*†	$1.27	$5.08	$5.08	$3.81	$2.54	$—

Ending value (after expenses)	$1,023.88	$1,020.11	$1,020.11	$1,021.37	$1,022.62	$1,025.14

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.27	$5.08	$5.08	$2.54	$2.54	$—

Ending value (after expenses)	$1,023.88	$1,020.11	$1,020.11	$1,022.62	$1,022.62	$1,025.14

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

23

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.50% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the funds’ Forms N-Q on the SEC’s website at www.sec.gov. In addition, the funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2012, Putnam employees had approximately $325,000,000 and the Trustees had approximately $75,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the funds’ financial statements.

The fund’s portfolio lists all the funds’ investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up a fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how each fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

The funds’ portfolios 1/31/12 (Unaudited)

Putnam RetirementReady 2055 Fund	Shares	Value

Absolute Return Funds (9.8%)*
Putnam Absolute Return 100 Fund (Class Y)	226	$2,262

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	935	10,019

Putnam Absolute Return 700 Fund (Class Y)	3,101	34,144

Total Absolute Return Funds (cost $46,583)		$46,425

Asset Allocation Funds (89.7%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	33,701	348,127

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	6,069	75,735

Total Asset Allocation Funds (cost $416,872)		$423,862

Fixed Income Funds (0.5%)*
Putnam Money Market Fund (Class A)	2,128	$2,128

Total Fixed Income Funds (cost $2,128)		$2,128

Total Investments (cost $465,583)		$472,415

* Percentages indicated are based on net assets of $472,309

Putnam RetirementReady 2050 Fund	Shares	Value

Absolute Return Funds (10.0%)*
Putnam Absolute Return 100 Fund (Class Y)	4,438	$44,378

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	13,118	140,499

Putnam Absolute Return 700 Fund (Class Y)	43,487	478,797

Total Absolute Return Funds (cost $681,103)		$663,674

Asset Allocation Funds (89.6%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	460,238	4,754,259

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	96,759	1,207,558

Total Asset Allocation Funds (cost $6,289,489)		$5,961,817

Fixed Income Funds (0.4%)*
Putnam Money Market Fund (Class A)	28,244	$28,244

Total Fixed Income Funds (cost $28,244)		$28,244

Total Investments (cost $6,998,836)		$6,653,735

* Percentages indicated are based on net assets of $6,652,285

The funds’ portfolios 1/31/12 (Unaudited) cont.

Putnam RetirementReady 2045 Fund	Shares	Value

Absolute Return Funds (10.6%)*
Putnam Absolute Return 100 Fund (Class Y)	12,957	$129,573

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	20,625	220,890

Putnam Absolute Return 700 Fund (Class Y)	68,373	752,785

Total Absolute Return Funds (cost $1,131,948)		$1,103,248

Asset Allocation Funds (89.0%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	566,607	5,853,048

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	276,498	3,450,691

Total Asset Allocation Funds (cost $9,688,617)		$9,303,739

Fixed Income Funds (0.4%)*
Putnam Money Market Fund (Class A)	44,057	$44,057

Total Fixed Income Funds (cost $44,057)		$44,057

Total Investments (cost $10,864,622)		$10,451,044

* Percentages indicated are based on net assets of $10,448,957

Putnam RetirementReady 2040 Fund	Shares	Value

Absolute Return Funds (11.4%)*
Putnam Absolute Return 100 Fund (Class Y)	30,710	$307,096

Putnam Absolute Return 300 Fund (Class Y)	—	—

Putnam Absolute Return 500 Fund (Class Y)	28,886	309,367

Putnam Absolute Return 700 Fund (Class Y)	95,760	1,054,314

Total Absolute Return Funds (cost $1,714,971)		$1,670,777

Asset Allocation Funds (88.2%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	531,126	5,486,532

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	593,415	7,405,823

Total Asset Allocation Funds (cost $13,089,848)		$12,892,355

Fixed Income Funds (0.4%)*
Putnam Money Market Fund (Class A)	61,036	$61,036

Total Fixed Income Funds (cost $61,036)		$61,036

Total Investments (cost $14,865,855)		$14,624,168

* Percentages indicated are based on net assets of $14,620,965

The funds’ portfolios 1/31/12 (Unaudited) cont.

Putnam RetirementReady 2035 Fund	Shares	Value

Absolute Return Funds (14.5%)*
Putnam Absolute Return 100 Fund (Class Y)	55,278	$552,775

Putnam Absolute Return 300 Fund (Class Y)	4,340	44,660

Putnam Absolute Return 500 Fund (Class Y)	79,028	846,386

Putnam Absolute Return 700 Fund (Class Y)	171,895	1,892,562

Total Absolute Return Funds (cost $3,418,210)		$3,336,383

Asset Allocation Funds (84.2%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	39,165	$436,296

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	307,481	3,176,278

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	1,267,858	15,822,867

Total Asset Allocation Funds (cost $19,095,210)		$19,435,441

Fixed Income Funds (1.4%)*
Putnam Money Market Fund (Class A)	317,322	$317,322

Total Fixed Income Funds (cost $317,322)		$317,322

Total Investments (cost $22,830,742)		$23,089,146

* Percentages indicated are based on net assets of $23,084,431

Putnam RetirementReady 2030 Fund	Shares	Value

Absolute Return Funds (20.2%)*
Putnam Absolute Return 100 Fund (Class Y)	84,035	$840,352

Putnam Absolute Return 300 Fund (Class Y)	50,068	515,200

Putnam Absolute Return 500 Fund (Class Y)	146,779	1,572,006

Putnam Absolute Return 700 Fund (Class Y)	304,676	3,354,488

Total Absolute Return Funds (cost $6,448,118)		$6,282,046

Asset Allocation Funds (77.2%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	441,877	$4,922,510

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	1,532,698	19,128,074

Total Asset Allocation Funds (cost $23,151,871)		$24,050,584

Fixed Income Funds (2.6%)*
Putnam Money Market Fund (Class A)	817,439	$817,439

Total Fixed Income Funds (cost $817,439)		$817,439

Total Investments (cost $30,417,428)		$31,150,069

* Percentages indicated are based on net assets of $31,142,311

The funds’ portfolios 1/31/12 (Unaudited) cont.

Putnam RetirementReady 2025 Fund	Shares	Value

Absolute Return Funds (28.4%)*
Putnam Absolute Return 100 Fund (Class Y)	131,505	$1,315,048

Putnam Absolute Return 300 Fund (Class Y)	169,806	1,747,300

Putnam Absolute Return 500 Fund (Class Y)	218,077	2,335,609

Putnam Absolute Return 700 Fund (Class Y)	427,289	4,704,455

Total Absolute Return Funds (cost $10,378,282)		$10,102,412

Asset Allocation Funds (68.1%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	1,383,584	$15,413,122

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	37,620	354,753

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	679,620	8,481,655

Total Asset Allocation Funds (cost $23,399,194)		$24,249,530

Fixed Income Funds (3.6%)*
Putnam Money Market Fund (Class A)	1,287,151	$1,287,151

Total Fixed Income Funds (cost $1,287,151)		$1,287,151

Total Investments (cost $35,064,627)		$35,639,093

* Percentages indicated are based on net assets of $35,631,053

Putnam RetirementReady 2020 Fund	Shares	Value

Absolute Return Funds (38.3%)*
Putnam Absolute Return 100 Fund (Class Y)	165,199	$1,651,994

Putnam Absolute Return 300 Fund (Class Y)	295,060	3,036,163

Putnam Absolute Return 500 Fund (Class Y)	363,576	3,893,893

Putnam Absolute Return 700 Fund (Class Y)	395,855	4,358,359

Total Absolute Return Funds (cost $13,316,536)		$12,940,409

Asset Allocation Funds (56.9%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	1,465,745	$16,328,397

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	305,290	2,878,885

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $18,684,416)		$19,207,282

Fixed Income Funds (4.8%)*
Putnam Money Market Fund (Class A)	1,621,807	$1,621,807

Total Fixed Income Funds (cost $1,621,807)		$1,621,807

Total Investments (cost $33,622,759)		$33,769,498

* Percentages indicated are based on net assets of $33,761,253

The funds’ portfolios 1/31/12 (Unaudited) cont.

Putnam RetirementReady 2015 Fund	Shares	Value

Absolute Return Funds (49.4%)*
Putnam Absolute Return 100 Fund (Class Y)	170,296	$1,702,957

Putnam Absolute Return 300 Fund (Class Y)	357,004	3,673,575

Putnam Absolute Return 500 Fund (Class Y)	526,590	5,639,774

Putnam Absolute Return 700 Fund (Class Y)	174,620	1,922,563

Total Absolute Return Funds (cost $13,272,613)		$12,938,869

Asset Allocation Funds (44.9%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	471,215	$5,249,338

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	689,909	6,505,842

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $11,489,511)		$11,755,180

Fixed Income Funds (5.8%)*
Putnam Money Market Fund (Class A)	1,521,895	$1,521,895

Total Fixed Income Funds (cost $1,521,895)		$1,521,895

Total Investments (cost $26,284,019)		$26,215,944

* Percentages indicated are based on net assets of $26,209,213

Putnam Retirement Income Fund Lifestyle 1	Shares	Value

Absolute Return Funds (59.7%)*
Putnam Absolute Return 100 Fund (Class Y)	194,468	$1,944,675

Putnam Absolute Return 300 Fund (Class Y)	445,257	4,581,690

Putnam Absolute Return 500 Fund (Class Y)	609,623	6,529,065

Putnam Absolute Return 700 Fund (Class Y)	—	—

Total Absolute Return Funds (cost $13,435,710)		$13,055,430

Asset Allocation Funds (34.4%)*
Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—

Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	798,405	7,528,961

Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—

Putnam Dynamic Asset Allocation Growth Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $7,291,941)		$7,528,961

Fixed Income Funds (5.8%)*
Putnam Money Market Fund (Class A)	1,276,104	$1,276,104

Total Fixed Income Funds (cost $1,276,104)		$1,276,104

Total Investments (cost $22,003,755)		$21,860,495

* Percentages indicated are based on net assets of $21,855,419

The funds’ portfolios 1/31/12 (Unaudited) cont.

Key to holding’s abbreviations

ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures

Notes to the funds’ portfolios

Unless noted otherwise, the notes to the funds’ portfolios are for the close of the funds’ reporting period, which ran from August 1, 2011 through January 31, 2012 (the reporting period).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Investments in Securities

Fund	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2055 Fund	$472,415	$—	$—	$472,415

Putnam RetirementReady 2050 Fund	6,653,735	—	—	6,653,735

Putnam RetirementReady 2045 Fund	10,451,044	—	—	10,451,044

Putnam RetirementReady 2040 Fund	14,624,168	—	—	14,624,168

Putnam RetirementReady 2035 Fund	23,089,146	—	—	23,089,146

Putnam RetirementReady 2030 Fund	31,150,069	—	—	31,150,069

Putnam RetirementReady 2025 Fund	35,639,093	—	—	35,639,093

Putnam RetirementReady 2020 Fund	33,769,498	—	—	33,769,498

Putnam RetirementReady 2015 Fund	26,215,944	—	—	26,215,944

Putnam Retirement Income Fund Lifestyle 1	21,860,495	—	—	21,860,495

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities 1/31/12 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 6)	$472,415	$6,653,735	$10,451,044	$14,624,168	$23,089,146

Interest receivable	—	—	—	—	2

Receivable for shares of
the fund sold	57,263	10,515	9,953	19,743	44,957

Receivable for investments sold	6,431	183,698	227,457	401,396	564,797

Receivable from Manager
(Note 2)	228	4,146	5,652	8,772	13,629

Total assets	536,337	6,852,094	10,694,106	15,054,079	23,712,531

LIABILITIES

Payable for shares of the
fund repurchased	4,505	171,420	215,967	382,143	515,216

Payable for investments
purchased	59,188	22,934	21,538	38,996	94,539

Payable for distribution fees
(Note 2)	107	1,309	1,992	3,203	4,716

Other accrued expenses	228	4,146	5,652	8,772	13,629

Total liabilities	64,028	199,809	245,149	433,114	628,100

Net assets	$472,309	$6,652,285	$10,448,957	$14,620,965	$23,084,431

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$491,401	$12,351,713	$21,072,117	$28,478,357	$42,685,977

Undistributed net investment
income (distributions in excess
of net investment income) (Note 1)	(9,614)	(176,350)	12,124	44,876	163,061

Accumulated net realized loss
on investments (Note 1)	(16,310)	(5,177,977)	(10,221,706)	(13,660,581)	(20,023,011)

Net unrealized appreciation
(depreciation) of investments	6,832	(345,101)	(413,578)	(241,687)	258,404

Total — Representing net
assets applicable to
capital outstanding	$472,309	$6,652,285	$10,448,957	$14,620,965	$23,084,431

(Continued on next page)

Statements of assets and liabilities 1/31/12 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
NET ASSET VALUE	Ready	Ready	Ready	Ready	Ready
AND OFFERING PRICE	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Computation of net asset value, offering price and redemption price Class A

Net Assets	$272,073	$3,500,600	$6,436,232	$8,451,770	$13,935,471

Number of shares outstanding	28,817	286,947	469,833	564,069	911,103

Net asset value and
redemption price	$9.44	$12.20	$13.70	$14.98	$15.30

Offering price per class A share
(100/94.25 of Class A net
asset value)*	$10.02	$12.94	$14.54	$15.89	$16.23

Computation of net asset value and offering price Class B

Net Assets	$12,359	$151,877	$146,946	$441,934	$567,243

Number of shares outstanding	1,306	12,537	11,566	31,543	39,857

Net asset value and offering price***	$9.46	$12.11	$12.71****	$14.01	$14.23

Computation of net asset value and offering price Class C

Net Assets	$30,492	$91,359	$40,831	$160,990	$235,706

Number of shares outstanding	3,247	7,576	3,189	11,567	16,535

Net asset value and offering price***	$9.39	$12.06	$12.80	$13.92	$14.25

Computation of net asset value, offering price and redemption price Class M

Net Assets	$10,505	$20,118	$12,286	$20,473	$12,632

Number of shares outstanding	1,112	1,629	916	1,435	851

Net asset value and
redemption price	$9.45	$12.35	$13.41	$14.27	$14.84

Offering price per class M share
(100/96.50 of Class M net
asset value)*	$9.79	$12.80	$13.90	$14.79	$15.38

Computation of net asset value, offering price and redemption price Class R

Net Assets	$14,500	$832,155	$1,084,054	$2,054,101	$2,570,455

Number of shares outstanding	1,536	69,056	77,401	133,834	174,325

Net asset value, offering price
and redemption value	$9.44	$12.05	$14.01	$15.35	$14.75

Computation of net asset value, offering price and redemption price Class Y

Net Assets	$132,380	$2,056,176	$2,728,608	$3,491,697	$5,762,924

Number of shares outstanding	14,006	168,204	170,152	202,550	328,107

Net asset value, offering price
and redemption value	$9.45	$12.22	$16.04	$17.24	$17.56

Cost of investments (Note 1)	$465,583	$6,998,836	$10,864,622	$14,865,855	$22,830,742

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

**** Net asset value may not recalculate due to rounding of fractional shares.

Statements of assets and liabilities 1/31/12 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 6)	$31,150,069	$35,639,093	$33,769,498	$26,215,944	$21,860,495

Interest receivable	6	10	12	12	9

Cash	—	—	—	—	90

Receivable for shares of
the fund sold	24,999	29,387	30,045	22,513	212,046

Receivable for investments sold	409,937	395,865	488,690	358,317	172,472

Receivable from Manager
(Note 2)	16,515	18,709	17,687	14,534	11,912

Total assets	31,601,526	36,083,064	34,305,932	26,611,320	22,257,024

LIABILITIES

Payable for shares of the
fund repurchased	378,561	369,700	461,607	349,543	151,558

Payable for investments
purchased	56,995	55,786	57,242	31,524	232,971

Payable for distribution fees
(Note 2)	7,144	7,816	8,143	6,506	5,164

Other accrued expenses	16,515	18,709	17,687	14,534	11,912

Total liabilities	459,215	452,011	544,679	402,107	401,605

Net assets	$31,142,311	$35,631,053	$33,761,253	$26,209,213	$21,855,419

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$56,578,900	$65,421,976	$65,477,071	$52,924,904	$30,375,706

Undistributed net investment
income (Note 1)	302,930	467,775	531,498	415,707	4,435

Accumulated net realized loss
on investments (Note 1)	(26,472,160)	(30,833,164)	(32,394,055)	(27,063,323)	(8,381,462)

Net unrealized appreciation
(depreciation) of investments	732,641	574,466	146,739	(68,075)	(143,260)

Total — Representing net
assets applicable to
capital outstanding	$31,142,311	$35,631,053	$33,761,253	$26,209,213	$21,855,419

(Continued on next page)

Statements of assets and liabilities 1/31/12 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
NET ASSET VALUE	Ready	Ready	Ready	Ready	Income Fund
AND OFFERING PRICE	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Computation of net asset value, offering price and redemption price Class A

Net Assets	$18,973,760	$23,845,372	$25,414,875	$20,522,454	$18,550,576

Number of shares outstanding	1,217,931	1,439,564	1,631,443	1,288,670	1,167,292

Net asset value and
redemption price	$15.58	$16.56	$15.58	$15.93	$15.89

Offering price per class A share
(100/94.25 of Class A net
asset value)*	$16.53	$17.57	$16.53	$16.90

Offering price per class A share
(100/96.00 of Class A net
asset value) **					$16.55

Computation of net asset value and offering price Class B

Net Assets	$1,000,244	$898,574	$829,553	$463,211	$195,602

Number of shares outstanding	67,191	57,679	55,034	29,893	12,325

Net asset value and offering price***	$14.89	$15.58	$15.07	$15.50	$15.87

Computation of net asset value and offering price Class C

Net Assets	$571,020	$539,732	$727,239	$629,304	$478,218

Number of shares outstanding	38,283	34,606	48,097	40,653	30,058

Net asset value and offering price***	$14.92	$15.60	$15.12	$15.48	$15.91

Computation of net asset value, offering price and redemption price Class M

Net Assets	$80,652	$130,430	$153,707	$159,721	$314,411

Number of shares outstanding	5,301	8,255	10,030	10,140	19,736

Net asset value and
redemption price	$15.22****	$15.80	$15.32	$15.75	$15.93

Offering price per class M share
(100/96.50 of Class M net
asset value)*	$15.77	$16.37	$15.88	$16.32

Offering price per class M share
(100/96.75 of Class M net
asset value)*					$16.47

Computation of net asset value, offering price and redemption price Class R

Net Assets	$4,294,106	$3,518,367	$3,153,945	$2,748,079	$1,347,809

Number of shares outstanding	290,075	226,353	209,818	178,341	84,849

Net asset value, offering price
and redemption value	$14.80	$15.54	$15.03	$15.41	$15.88

Computation of net asset value, offering price and redemption price Class Y

Net Assets	$6,222,529	$6,698,578	$3,481,934	$1,686,444	$968,803

Number of shares outstanding	353,525	403,199	201,607	105,762	60,773

Net asset value, offering price
and redemption value	$17.60	$16.61	$17.27	$15.95	$15.94

Cost of investments (Note 1)	$30,417,428	$35,064,627	$33,622,759	$26,284,019	$22,003,755

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

**** Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Statements of operations For the six months ended 1/31/12 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Income distributions from
underlying Putnam Fund shares
(Note 6)	$1,781	$29,842	$56,377	$98,160	$205,531

EXPENSES

Distribution fees — Class A (Note 2)	219	4,522	8,699	11,799	19,002

Distribution fees — Class B (Note 2)	61	698	714	2,021	2,773

Distribution fees — Class C (Note 2)	85	419	187	701	1,249

Distribution fees — Class M (Note 2)	39	147	37	67	117

Distribution fees — Class R (Note 2)	30	1,760	2,464	4,822	5,798

Audit fees	99	1,949	4,165	6,209	9,460

Reports to shareholder	155	1,215	1,331	2,225	2,463

Amortization of offering costs
(Note 1)	28,061	—	—	—	—

Other fees	43	266	397	547	681

Fees waived and reimbursed by
Manager (Note 2)	(28,358)	(3,430)	(5,893)	(8,981)	(12,604)

Total expenses	434	7,546	12,101	19,410	28,939

Net investment income	1,347	22,296	44,276	78,750	176,592

Net realized loss on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	(44,698)	(382,040)	(645,241)	(899,776)	(291,893)

Capital gain distribution from
underlying Putnam Fund shares
(Note 6)	30,126	493,970	608,715	587,004	344,213

Net unrealized appreciation
(depreciation) of underlying
Putnam Fund shares during
the period	7,332	(365,975)	(810,609)	(1,164,413)	(1,973,415)

Net loss on investments	(7,240)	(254,045)	(847,135)	(1,477,185)	(1,921,095)

Net decrease in net assets
resulting from operations	$(5,893)	$(231,749)	$(802,859)	$(1,398,435)	$(1,744,503)

Statements of operations For the six months ended 1/31/11 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Income distributions from
underlying Putnam Fund shares
(Note 6)	$361,534	$540,587	$614,291	$486,154	$396,927

EXPENSES

Distribution fees — Class A (Note 2)	26,609	33,689	34,797	30,111	23,681

Distribution fees — Class B (Note 2)	4,731	4,417	3,949	2,345	986

Distribution fees — Class C (Note 2)	2,632	2,499	3,359	3,088	2,449

Distribution fees — Class M (Note 2)	858	592	657	802	789

Distribution fees — Class R (Note 2)	9,296	8,280	7,858	6,710	3,420

Audit fees	12,705	14,581	13,871	11,278	8,701

Reports to shareholder	3,222	3,518	3,276	2,802	5,170

Other fees	922	1,041	952	837	782

Fees waived and reimbursed by
Manager (Note 2)	(16,849)	(19,140)	(18,099)	(14,917)	(14,653)

Total expenses	44,126	49,477	50,620	43,056	31,325

Net investment income	317,408	491,110	563,671	443,098	365,602

Net realized gain (loss) on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	420,965	382,194	150,264	29,464	(9,705)

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(2,603,408)	(2,356,266)	(1,833,209)	(1,290,618)	(803,663)

Net loss on investments	(2,182,443)	(1,974,072)	(1,682,945)	(1,261,154)	(813,368)

Net decrease in net assets
resulting from operations	$(1,865,035)	$(1,482,962)	$(1,119,274)	$(818,056)	$(447,766)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets

Putnam RetirementReady 2055 Fund —		For the period 11/30/10
TOTAL INCREASE IN NET ASSETS		(commencement of
	Six months ended 1/31/12*	operations) to 7/31/11

Operations:
Net investment income	$1,347	$1,124

Net realized gain (loss) on underlying Putnam Fund shares	(14,572)	6,018

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	7,332	(500)

Net increase (decrease) in net assets resulting from operations	(5,893)	6,642

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(7,418)	(659)

Class B	(208)	(648)

Class C	(727)	(648)

Class M	(219)	(650)

Class R	(351)	(652)

Class Y	(2,038)	(790)

Net realized short-term gain on investments

Class A	(592)	(90)

Class B	(27)	(89)

Class C	(65)	(89)

Class M	(23)	(89)

Class R	(31)	(89)

Class Y	(153)	(106)

From net realized long-term gain on investments
Class A	(2,256)	—

Class B	(101)	—

Class C	(246)	—

Class M	(86)	—

Class R	(116)	—

Class Y	(585)	—

Increase from capital share transactions (Note 4)	232,598	198,803

Total increase in net assets	211,463	200,846

NET ASSETS

Beginning of period (Note 5)	260,846	60,000

End of period	$472,309	$260,846

Distributions in excess of net investment income and no monies,
respectively, end of period	$(9,614)	$—

* Unaudited

Statements of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/12*	Year ended 7/31/11

Operations:
Net investment income	$22,296	$216,114

Net realized gain on underlying Putnam Fund shares	111,930	1,031,047

Net unrealized depreciation on underlying Putnam Fund shares	(365,975)	(29,107)

Net increase (decrease) in net assets resulting from operations	(231,749)	1,218,054

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(127,663)	(400,781)

Class B	(4,681)	(6,168)

Class C	(2,635)	(5,086)

Class M	(248)	(4,954)

Class R	(28,583)	(36,858)

Class Y	(77,945)	(153,599)

Decrease from capital share transactions (Note 4)	(748,206)	(188,850)

Total increase (decrease) in net assets	(1,221,710)	421,758

NET ASSETS

Beginning of period	7,873,995	7,452,237

End of period	$6,652,285	$7,873,995

Distributions in excess of net investment income and undistributed
net investment income, respectively, end of period	$(176,350)	$43,109

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/12*	Year ended 7/31/11

Operations:
Net investment income	$44,276	$440,718

Net realized gain (loss) on underlying Putnam Fund shares	(36,526)	2,061,500

Net unrealized depreciation on underlying Putnam Fund shares	(810,609)	(162,313)

Net increase (decrease) in net assets resulting from operations	(802,859)	2,339,905

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(200,364)	(654,768)

Class B	(3,832)	(8,411)

Class C	(1,020)	(2,242)

Class M	(350)	(458)

Class R	(29,498)	(54,157)

Class Y	(76,692)	(320,414)

Increase (decrease) from capital share transactions (Note 4)	(4,480,474)	279,629

Total increase (decrease) in net assets	(5,595,089)	1,579,084

NET ASSETS

Beginning of period	16,044,046	14,464,962

End of period	$10,448,957	$16,044,046

Undistributed net investment income, respectively, end of period	$12,124	$279,604

* Unaudited

Statements of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/12*	Year ended 7/31/11

Operations:
Net investment income	$78,750	$725,686

Net realized gain (loss) on underlying Putnam Fund shares	(312,772)	2,828,938

Net unrealized depreciation on underlying Putnam Fund shares	(1,164,413)	(46,283)

Net increase (decrease) in net assets resulting from operations	(1,398,435)	3,508,341

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(193,347)	(753,293)

Class B	(7,727)	(21,843)

Class C	(3,122)	(5,613)

Class M	(209)	(1,219)

Class R	(41,230)	(98,983)

Class Y	(81,944)	(470,017)

Increase (decrease) from capital share transactions (Note 4)	(8,447,521)	1,302,788

Total increase (decrease) in net assets	(10,173,535)	3,460,161

NET ASSETS

Beginning of period	24,794,500	21,334,339

End of period	$14,620,965	$24,794,500

Undistributed net investment income, respectively, end of period	$44,876	$293,705

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/12*	Year ended 7/31/11

Operations:
Net investment income	$176,592	$1,158,055

Net realized gain on underlying Putnam Fund shares	52,320	4,558,581

Net unrealized depreciation on underlying Putnam Fund shares	(1,973,415)	(692,395)

Net increase (decrease) in net assets resulting from operations	(1,744,503)	5,024,241

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(382,204)	(905,812)

Class B	(13,150)	(21,193)

Class C	(5,874)	(10,110)

Class M	—	(2,479)

Class R	(67,006)	(82,718)

Class Y	(165,898)	(495,426)

Increase (decrease) from capital share transactions (Note 4)	(10,216,218)	972,052

Total increase (decrease) in net assets	(12,594,853)	4,478,555

NET ASSETS

Beginning of period	35,679,284	31,200,729

End of period	$23,084,431	$35,679,284

Undistributed net investment income, respectively, end of period	$163,061	$620,601

* Unaudited

Statements of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/12*	Year ended 7/31/11

Operations:
Net investment income	$317,408	$1,546,366

Net realized gain on underlying Putnam Fund shares	420,965	4,908,326

Net unrealized depreciation on underlying Putnam Fund shares	(2,603,408)	(584,834)

Net increase (decrease) in net assets resulting from operations	(1,865,035)	5,869,858

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(419,610)	(955,412)

Class B	(16,521)	(25,893)

Class C	(9,322)	(13,972)

Class M	—	(18,912)

Class R	(92,131)	(119,254)

Class Y	(158,198)	(415,362)

Increase (decrease) from capital share transactions (Note 4)	(12,918,147)	2,532,812

Total increase (decrease) in net assets	(15,478,964)	6,853,865

NET ASSETS

Beginning of period	46,621,275	39,767,410

End of period	$31,142,311	$46,621,275

Undistributed net investment income, respectively, end of period	$302,930	$681,304

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/12*	Year ended 7/31/11

Operations:
Net investment income	$491,110	$1,807,960

Net realized gain on underlying Putnam Fund shares	382,194	5,112,767

Net unrealized depreciation on underlying Putnam Fund shares	(2,356,266)	(766,771)

Net increase (decrease) in net assets resulting from operations	(1,482,962)	6,153,956

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(794,855)	(1,242,565)

Class B	(26,008)	(26,834)

Class C	(15,533)	(11,552)

Class M	(4,205)	(4,744)

Class R	(118,241)	(111,269)

Class Y	(274,787)	(448,550)

Increase (decrease) from capital share transactions (Note 4)	(13,386,702)	853,118

Total increase (decrease) in net assets	(16,103,293)	5,161,560

NET ASSETS

Beginning of period	51,734,346	46,572,786

End of period	$35,631,053	$51,734,346

Undistributed net investment income, respectively, end of period	$467,775	$1,210,294

* Unaudited

Statements of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/12*	Year ended 7/31/11

Operations:
Net investment income	$563,671	$1,690,119

Net realized gain on underlying Putnam Fund shares	150,264	4,563,571

Net unrealized depreciation on underlying Putnam Fund shares	(1,833,209)	(1,311,445)

Net increase (decrease) in net assets resulting from operations	(1,119,274)	4,942,245

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,113,016)	(1,319,857)

Class B	(31,902)	(20,500)

Class C	(27,373)	(12,532)

Class M	(6,310)	(7,090)

Class R	(143,151)	(119,643)

Class Y	(194,102)	(316,238)

Increase (decrease) from capital share transactions (Note 4)	(12,487,300)	1,008,833

Total increase (decrease) in net assets	(15,122,428)	4,155,218

NET ASSETS

Beginning of period	48,883,681	44,728,463

End of period	$33,761,253	$48,883,681

Undistributed net investment income, respectively, end of period	$531,498	$1,483,681

Putnam RetirementReady 2015 Fund —
TOTAL DECREASE IN NET ASSETS	Six months ended 1/31/12*	Year ended 7/31/11

Operations:
Net investment income	$443,098	$1,350,421

Net realized gain on underlying Putnam Fund shares	29,464	2,773,439

Net unrealized depreciation on underlying Putnam Fund shares	(1,290,618)	(671,800)

Net increase (decrease) in net assets resulting from operations	(818,056)	3,452,060

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(994,591)	(1,194,331)

Class B	(20,937)	(12,913)

Class C	(27,475)	(15,717)

Class M	(6,293)	(10,530)

Class R	(130,764)	(104,459)

Class Y	(128,681)	(224,844)

Decrease from capital share transactions (Note 4)	(11,842,621)	(2,074,053)

Total decrease in net assets	(13,969,418)	(184,787)

NET ASSETS

Beginning of period	40,178,631	40,363,418

End of period	$26,209,213	$40,178,631

Undistributed net investment income, respectively, end of period	$415,707	$1,281,350

* Unaudited

Statements of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/12*	Year ended 7/31/11

Operations:
Net investment income	$365,602	$859,080

Net realized gain (loss) on underlying Putnam Fund shares	(9,705)	1,021,995

Net unrealized depreciation on underlying Putnam Fund shares	(803,663)	(598,688)

Net increase (decrease) in net assets resulting from operations	(447,766)	1,282,387

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(288,178)	(682,041)

Class B	(2,564)	(4,742)

Class C	(6,196)	(10,359)

Class M	(4,465)	(7,949)

Class R	(19,941)	(39,971)

Class Y	(39,823)	(156,340)

Increase (decrease) from capital share transactions (Notes 4 and 7)	(6,382,914)	15,170,951

Total increase (decrease) in net assets	(7,191,847)	15,551,936

NET ASSETS

Beginning of period	29,047,266	13,495,330

End of period	$21,855,419	$29,047,266

Undistributed net investment income, respectively, end of period	$4,435	$—

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c,d]	(%) [d]	(%)

Class A
January 31, 2012 **	$10.09	.02	(.31)	(.29)	(.26)	(.10)	(.36)	$9.44	(2.65) *	$272	.13 *	.54 *	208 *
July 31, 2011†	10.00	— [e]	.83	.83	(.65)	(.09)	(.74)	10.09	8.53 *	179	.17 *	(.01) *	101 *

Class B
January 31, 2012 **	$10.05	(.03)	(.30)	(.33)	(.16)	(.10)	(.26)	$9.46	(3.10) *	$12	.50 *	(.02) *	208 *
July 31, 2011†	10.00	.12	.67	.79	(.65)	(.09)	(.74)	10.05	8.03 *	17	.67 *	1.13 *	101 *

Class C
January 31, 2012 **	$10.05	(.02)	(.30)	(.32)	(.24)	(.10)	(.34)	$9.39	(3.05) *	$30	.50 *	.07 *	208 *
July 31, 2011†	10.00	.16	.63	.79	(.65)	(.09)	(.74)	10.05	8.03 *	15	.67 *	1.58 *	101 *

Class M
January 31, 2012 **	$10.06	(.02)	(.29)	(.31)	(.20)	(.10)	(.30)	$9.45	(2.88) *	$11	.38 *	.11 *	208 *
July 31, 2011†	10.00	.21	.59	.80	(.65)	(.09)	(.74)	10.06	8.16 *	12	.50 *	2.02 *	101 *

Class R
January 31, 2012 **	$10.08	— [e]	(.30)	(.30)	(.24)	(.10)	(.34)	$9.44	(2.78) *	$15	.25 *	.31 *	208 *
July 31, 2011†	10.00	.23	.59	.82	(.65)	(.09)	(.74)	10.08	8.40 *	11	.33 *	2.23 *	101 *

Class Y
January 31, 2012 **	$10.11	.03	(.31)	(.28)	(.28)	(.10)	(.38)	$9.45	(2.58) *	$132	— *	.65 *	208 *
July 31, 2011†	10.00	.18	.68	.86	(.66)	(.09)	(.75)	10.11	8.76 *	28	—	1.73 *	101 *

See page 66 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

46	47

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2012 **	$12.86	.04	(.25)	(.21)	(.45)	—	(.45)	—	$12.20	(1.47) *	$3,501	.13 *	.32 *	35 *
July 31, 2011	11.88	.36	1.56	1.92	(.94)	—	(.94)	—	12.86	16.33	4,196.25		2.84	72
July 31, 2010	12.19	.66	.90	1.56	(1.87)	—	(1.87)	— [e]	11.88	12.76	4,886.25		5.36	86
July 31, 2009	15.83	.07	(3.08)	(3.01)	(.19)	(.44)	(.63)	— [e]	12.19	(18.34)	5,110.35		.64	171
July 31, 2008	21.18	.21	(2.85)	(2.64)	(.51)	(2.20)	(2.71)	—	15.83	(14.25)	7,132.35		1.13	151
July 31, 2007	18.79	.17	2.89	3.06	(.33)	(.34)	(.67)	— [e]	21.18	16.35	10,042.34		.81	68

Class B
January 31, 2012 **	$12.76	— [e]	(.27)	(.27)	(.38)	—	(.38)	—	$12.11	(1.93) *	$152	.50 *	(.01) *	35 *
July 31, 2011	11.77	.20	1.61	1.81	(.82)	—	(.82)	—	12.76	15.52	119	1.00	1.56	72
July 31, 2010	12.09	.67	.79	1.46	(1.78)	—	(1.78)	— [e]	11.77	11.98	105	1.00	5.45	86
July 31, 2009	15.69	(.02)	(3.05)	(3.07)	(.09)	(.44)	(.53)	— [e]	12.09	(19.00)	137	1.10	(.19)	171
July 31, 2008	21.02	.06	(2.83)	(2.77)	(.36)	(2.20)	(2.56)	—	15.69	(14.91)	119	1.10	.31	151
July 31, 2007	18.71	.02	2.86	2.88	(.23)	(.34)	(.57)	— [e]	21.02	15.50	143	1.09	.12	68

Class C
January 31, 2012 **	$12.68	— [e]	(.25)	(.25)	(.37)	—	(.37)	—	$12.06	(1.85) *	$91	.50 *	(.03) *	35 *
July 31, 2011	11.74	.20	1.60	1.80	(.86)	—	(.86)	—	12.68	15.46	87	1.00	1.61	72
July 31, 2010	12.08	.54	.92	1.46	(1.80)	—	(1.80)	— [e]	11.74	11.99	65	1.00	4.44	86
July 31, 2009	15.70	(.03)	(3.05)	(3.08)	(.10)	(.44)	(.54)	— [e]	12.08	(19.01)	46	1.10	(.29)	171
July 31, 2008	21.12	.05	(2.81)	(2.76)	(.46)	(2.20)	(2.66)	—	15.70	(14.90)	34	1.10	.29	151
July 31, 2007	18.72	(.10)	2.98	2.88	(.14)	(.34)	(.48)	— [e]	21.12	15.49	16	1.09	(.44)	68

Class M
January 31, 2012 **	$12.74	(.02)	(.21)	(.23)	(.16)	—	(.16)	—	$12.35	(1.73) *	$20	.38 *	(.17) *	35 *
July 31, 2011	11.79	.24	1.60	1.84	(.89)	—	(.89)	—	12.74	15.76	90.75		1.85	72
July 31, 2010	12.12	.60	.89	1.49	(1.82)	—	(1.82)	— [e]	11.79	12.24	57.75		4.92	86
July 31, 2009	15.74	— [e]	(3.05)	(3.05)	(.13)	(.44)	(.57)	— [e]	12.12	(18.78)	43.85		(.01)	171
July 31, 2008	21.12	.10	(2.83)	(2.73)	(.45)	(2.20)	(2.65)	—	15.74	(14.69)	36.85		.54	151
July 31, 2007	18.74	(.02)	2.96	2.94	(.22)	(.34)	(.56)	— [e]	21.12	15.74	29.84		(.11)	68

Class R
January 31, 2012 **	$12.72	.03	(.26)	(.23)	(.44)	—	(.44)	—	$12.05	(1.66) *	$832	.25 *	.26 *	35 *
July 31, 2011	11.77	.26	1.60	1.86	(.91)	—	(.91)	—	12.72	16.04	669.50		2.08	72
July 31, 2010	12.10	.62	.91	1.53	(1.86)	—	(1.86)	— [e]	11.77	12.56	406.50		5.09	86
July 31, 2009	15.74	.02	(3.05)	(3.03)	(.17)	(.44)	(.61)	— [e]	12.10	(18.58)	256.60		.18	171
July 31, 2008	21.12	.13	(2.81)	(2.68)	(.50)	(2.20)	(2.70)	—	15.74	(14.47)	150.60		.73	151
July 31, 2007	18.77	.08	2.92	3.00	(.31)	(.34)	(.65)	— [e]	21.12	16.08	66.59		.38	68

Class Y
January 31, 2012 **	$12.91	.05	(.25)	(.20)	(.49)	—	(.49)	—	$12.22	(1.39) *	$2,056	— *	.43 *	35 *
July 31, 2011	11.92	.32	1.64	1.96	(.97)	—	(.97)	—	12.91	16.64	2,713	—	2.48	72
July 31, 2010	12.22	.76	.84	1.60	(1.90)	—	(1.90)	— [e]	11.92	13.10	1,932	—	6.11	86
July 31, 2009	15.89	.11	(3.12)	(3.01)	(.22)	(.44)	(.66)	— [e]	12.22	(18.20)	1,951.10		.95	171
July 31, 2008	21.26	.24	(2.85)	(2.61)	(.56)	(2.20)	(2.76)	—	15.89	(14.04)	3,417.10		1.26	151
July 31, 2007	18.84	.19	2.92	3.11	(.35)	(.34)	(.69)	— [e]	21.26	16.65	5,128.09		.90	68

See page 66 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

48	49

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2012 **	$14.37	.05	(.29)	(.24)	(.43)	—	(.43)	—	$13.70	(1.54) *	$6,436	.13 *	.38 *	26 *
July 31, 2011	13.24	.40	1.71	2.11	(.98)	—	(.98)	—	14.37	16.14	8,782.25		2.77	48
July 31, 2010	13.23	.70	1.02	1.72	(1.71)	—	(1.71)	— [e]	13.24	13.01	8,985.25		5.16	76
July 31, 2009	17.10	.09	(3.27)	(3.18)	(.01)	(.68)	(.69)	— [e]	13.23	(17.96)	10,108.35		.73	158
July 31, 2008	26.39	.26	(3.04)	(2.78)	(.93)	(5.58)	(6.51)	— [e]	17.10	(13.88)	14,332.34		1.21	134
July 31, 2007	24.07	.25	3.64	3.89	(.44)	(1.13)	(1.57)	— [e]	26.39	16.36	22,590.33		.93	78

Class B
January 31, 2012 **	$13.32	— [e]	(.27)	(.27)	(.34)	—	(.34)	—	$12.71	(1.87) *	$147	.50 *	.03 *	26 *
July 31, 2011	12.34	.23	1.63	1.86	(.88)	—	(.88)	—	13.32	15.27	160	1.00	1.76	48
July 31, 2010	12.45	.62	.90	1.52	(1.63)	—	(1.63)	— [e]	12.34	12.11	119	1.00	4.86	76
July 31, 2009	16.25	(.02)	(3.10)	(3.12)	—	(.68)	(.68)	— [e]	12.45	(18.53)	138	1.10	(.14)	158
July 31, 2008	25.42	.09	(2.89)	(2.80)	(.79)	(5.58)	(6.37)	— [e]	16.25	(14.52)	158	1.09	.45	134
July 31, 2007	23.30	.04	3.53	3.57	(.32)	(1.13)	(1.45)	— [e]	25.42	15.49	158	1.08	.16	78

Class C
January 31, 2012 **	$13.42	.01	(.28)	(.27)	(.35)	—	(.35)	—	$12.80	(1.92) *	$41	.50 *	.05 *	26 *
July 31, 2011	12.46	.24	1.64	1.88	(.92)	—	(.92)	—	13.42	15.24	41	1.00	1.81	48
July 31, 2010	12.56	.54	1.00	1.54	(1.64)	—	(1.64)	— [e]	12.46	12.18	22	1.00	4.21	76
July 31, 2009	16.39	— [e]	(3.15)	(3.15)	—	(.68)	(.68)	— [e]	12.56	(18.55)	13	1.10	.01	158
July 31, 2008	25.59	.08	(2.90)	(2.82)	(.80)	(5.58)	(6.38)	— [e]	16.39	(14.52)	20	1.09	.40	134
July 31, 2007	23.40	.03	3.55	3.58	(.26)	(1.13)	(1.39)	— [e]	25.59	15.48	17	1.08	.12	78

Class M
January 31, 2012 **	$14.08	.04	(.31)	(.27)	(.40)	—	(.40)	—	$13.41	(1.79) *	$12	.38 *	.29 *	26 *
July 31, 2011	13.01	.28	1.72	2.00	(.93)	—	(.93)	—	14.08	15.52	9.75		2.01	48
July 31, 2010	13.03	.63	1.00	1.63	(1.65)	—	(1.65)	— [e]	13.01	12.45	6.75		4.71	76
July 31, 2009	16.93	.02	(3.24)	(3.22)	—	(.68)	(.68)	— [e]	13.03	(18.37)	5.85		.18	158
July 31, 2008	25.71	.02	(2.88)	(2.86)	(.35)	(5.58)	(5.93)	.01	16.93	(14.29)	7.84		.13	134
July 31, 2007	23.44	.14	3.52	3.66	(.26)	(1.13)	(1.39)	— [e]	25.71	15.79	1.83		.54	78

Class R
January 31, 2012 **	$14.68	.04	(.30)	(.26)	(.41)	—	(.41)	—	$14.01	(1.66) *	$1,084	.25 *	.33 *	26 *
July 31, 2011	13.52	.35	1.77	2.12	(.96)	—	(.96)	—	14.68	15.88	1,012.50		2.36	48
July 31, 2010	13.49	.61	1.10	1.71	(1.68)	—	(1.68)	— [e]	13.52	12.67	644.50		4.42	76
July 31, 2009	17.44	.05	(3.32)	(3.27)	—	(.68)	(.68)	— [e]	13.49	(18.14)	335.60		.37	158
July 31, 2008	26.84	.17	(3.06)	(2.89)	(.93)	(5.58)	(6.51)	—	17.44	(14.08)	364.59		.82	134
July 31, 2007	24.53	.14	3.76	3.90	(.46)	(1.13)	(1.59)	— [e]	26.84	16.09	193.58		.52	78

Class Y
January 31, 2012 **	$16.77	.06	(.32)	(.26)	(.47)	—	(.47)	—	$16.04	(1.40) *	$2,729	— *	.41 *	26 *
July 31, 2011	15.30	.47	2.02	2.49	(1.02)	—	(1.02)	—	16.77	16.45	6,041	—	2.82	48
July 31, 2010	15.05	.92	1.08	2.00	(1.75)	—	(1.75)	— [e]	15.30	13.28	4,689	—	5.88	76
July 31, 2009	19.33	.13	(3.68)	(3.55)	(.05)	(.68)	(.73)	— [e]	15.05	(17.77)	4,366.10		.92	158
July 31, 2008	28.99	.31	(3.38)	(3.07)	(1.01)	(5.58)	(6.59)	— [e]	19.33	(13.66)	7,181.09		1.29	134
July 31, 2007	26.29	.36	3.96	4.32	(.49)	(1.13)	(1.62)	— [e]	28.99	16.66	12,015.08		1.25	78

See page 66 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

50	51

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2012 **	$15.59	.07	(.34)	(.27)	(.34)	—	(.34)	—	$14.98	(1.63) *	$8,452	.13 *	.48 *	24 *
July 31, 2011	14.23	.46	1.78	2.24	(.88)	—	(.88)	—	15.59	15.90	11,819.25		2.98	45
July 31, 2010	13.92	.70	1.14	1.84	(1.53)	—	(1.53)	— [e]	14.23	13.23	11,637.25		4.84	75
July 31, 2009	17.50	.12	(3.18)	(3.06)	(.04)	(.48)	(.52)	— [e]	13.92	(17.02)	13,919.35		.93	158
July 31, 2008	26.10	.31	(3.06)	(2.75)	(.93)	(4.92)	(5.85)	— [e]	17.50	(13.48)	20,919.34		1.44	134
July 31, 2007	24.01	.29	3.45	3.74	(.46)	(1.19)	(1.65)	— [e]	26.10	15.77	30,802.33		1.11	60

Class B
January 31, 2012 **	$14.56	.03	(.33)	(.30)	(.25)	—	(.25)	—	$14.01	(1.95) *	$442	.50 *	.20 *	24 *
July 31, 2011	13.38	.32	1.67	1.99	(.81)	—	(.81)	—	14.56	15.00	434	1.00	2.21	45
July 31, 2010	13.17	.52	1.12	1.64	(1.43)	—	(1.43)	— [e]	13.38	12.39	258	1.00	3.83	75
July 31, 2009	16.67	.01	(3.03)	(3.02)	—	(.48)	(.48)	— [e]	13.17	(17.66)	226	1.10	.09	158
July 31, 2008	25.12	.10	(2.88)	(2.78)	(.75)	(4.92)	(5.67)	— [e]	16.67	(14.12)	338	1.09	.50	134
July 31, 2007	23.25	.08	3.35	3.43	(.37)	(1.19)	(1.56)	— [e]	25.12	14.91	278	1.08	.30	60

Class C
January 31, 2012 **	$14.49	.03	(.32)	(.29)	(.28)	—	(.28)	—	$13.92	(1.93) *	$161	.50 *	.24 *	24 *
July 31, 2011	13.32	.27	1.70	1.97	(.80)	—	(.80)	—	14.49	14.96	137	1.00	1.88	45
July 31, 2010	13.16	.47	1.16	1.63	(1.47)	—	(1.47)	— [e]	13.32	12.37	90	1.00	3.44	75
July 31, 2009	16.65	(.02)	(2.99)	(3.01)	—	(.48)	(.48)	— [e]	13.16	(17.62)	38	1.10	(.14)	158
July 31, 2008	25.20	.11	(2.88)	(2.77)	(.86)	(4.92)	(5.78)	— [e]	16.65	(14.11)	30	1.09	.57	134
July 31, 2007	23.31	.01	3.42	3.43	(.35)	(1.19)	(1.54)	— [e]	25.20	14.92	18	1.08	.05	60

Class M
January 31, 2012 **	$14.77	.01	(.30)	(.29)	(.21)	—	(.21)	—	$14.27	(1.87) *	$20	.38 *	.09 *	24 *
July 31, 2011	13.53	.31	1.75	2.06	(.82)	—	(.82)	—	14.77	15.34	31.75		2.11	45
July 31, 2010	13.32	.50	1.19	1.69	(1.48)	—	(1.48)	— [e]	13.53	12.65	18.75		3.58	75
July 31, 2009	16.82	.02	(3.04)	(3.02)	—	(.48)	(.48)	— [e]	13.32	(17.46)	15.85		.13	158
July 31, 2008	25.24	.18	(2.92)	(2.74)	(.76)	(4.92)	(5.68)	— [e]	16.82	(13.90)	9.84		.88	134
July 31, 2007	23.32	.19	3.31	3.50	(.39)	(1.19)	(1.58)	— [e]	25.24	15.19	14.83		.76	60

Class R
January 31, 2012 **	$15.95	.06	(.34)	(.28)	(.32)	—	(.32)	—	$15.35	(1.68) *	$2,054	.25 *	.44 *	24 *
July 31, 2011	14.57	.42	1.82	2.24	(.86)	—	(.86)	—	15.95	15.55	2,057.50		2.63	45
July 31, 2010	14.23	.57	1.28	1.85	(1.51)	—	(1.51)	— [e]	14.57	12.97	1,278.50		3.86	75
July 31, 2009	17.89	.06	(3.23)	(3.17)	(.01)	(.48)	(.49)	— [e]	14.23	(17.25)	622.60		.46	158
July 31, 2008	26.61	.20	(3.06)	(2.86)	(.94)	(4.92)	(5.86)	— [e]	17.89	(13.68)	499.59		.98	134
July 31, 2007	24.50	.20	3.55	3.75	(.45)	(1.19)	(1.64)	— [e]	26.61	15.49	158.58		.75	60

Class Y
January 31, 2012 **	$17.91	.07	(.35)	(.28)	(.39)	—	(.39)	—	$17.24	(1.45) *	$3,492	— *	.44 *	24 *
July 31, 2011	16.23	.53	2.07	2.60	(.92)	—	(.92)	—	17.91	16.17	10,316	—	2.99	45
July 31, 2010	15.68	.86	1.26	2.12	(1.57)	—	(1.57)	— [e]	16.23	13.52	8,053	—	5.22	75
July 31, 2009	19.63	.15	(3.54)	(3.39)	(.08)	(.48)	(.56)	— [e]	15.68	(16.83)	6,979.10		1.05	158
July 31, 2008	28.57	.36	(3.38)	(3.02)	(1.00)	(4.92)	(5.92)	— [e]	19.63	(13.26)	9,917.09		1.50	134
July 31, 2007	26.13	.40	3.74	4.14	(.51)	(1.19)	(1.70)	— [e]	28.57	16.06	16,298.08		1.39	60

See page 66 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

52	53

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2012 **	$16.01	.10	(.39)	(.29)	(.42)	—	(.42)	—	$15.30	(1.68) *	$13,935	.13 *	.69 *	26 *
July 31, 2011	14.50	.52	1.67	2.19	(.68)	—	(.68)	—	16.01	15.23	18,629.25		3.32	45
July 31, 2010	13.62	.62	1.23	1.85	(.97)	—	(.97)	— [e]	14.50	13.57	18,603.25		4.29	65
July 31, 2009	17.02	.14	(3.00)	(2.86)	(.06)	(.48)	(.54)	— [e]	13.62	(16.22)	20,418.35		1.12	153
July 31, 2008	25.13	.34	(2.84)	(2.50)	(.94)	(4.67)	(5.61)	— [e]	17.02	(12.79)	29,945.34		1.65	127
July 31, 2007	23.42	.33	3.17	3.50	(.49)	(1.30)	(1.79)	— [e]	25.13	15.18	43,169.33		1.30	58

Class B
January 31, 2012 **	$14.89	.06	(.39)	(.33)	(.33)	—	(.33)	—	$14.23	(2.12) *	$567	.50 *	.40 *	26 *
July 31, 2011	13.55	.35	1.58	1.93	(.59)	—	(.59)	—	14.89	14.35	594	1.00	2.40	45
July 31, 2010	12.80	.51	1.13	1.64	(.89)	—	(.89)	— [e]	13.55	12.77	421	1.00	3.74	65
July 31, 2009	16.07	.03	(2.82)	(2.79)	—	(.48)	(.48)	— [e]	12.80	(16.85)	397	1.10	.23	153
July 31, 2008	24.06	.16	(2.69)	(2.53)	(.79)	(4.67)	(5.46)	— [e]	16.07	(13.46)	486	1.09	.85	127
July 31, 2007	22.54	.13	3.05	3.18	(.36)	(1.30)	(1.66)	— [e]	24.06	14.32	510	1.08	.55	58

Class C
January 31, 2012 **	$14.91	.06	(.39)	(.33)	(.33)	—	(.33)	—	$14.25	(2.15) *	$236	.50 *	.40 *	26 *
July 31, 2011	13.57	.34	1.60	1.94	(.60)	—	(.60)	—	14.91	14.37	279	1.00	2.33	45
July 31, 2010	12.83	.42	1.21	1.63	(.89)	—	(.89)	— [e]	13.57	12.69	232	1.00	3.08	65
July 31, 2009	16.10	.01	(2.80)	(2.79)	—	(.48)	(.48)	— [e]	12.83	(16.81)	126	1.10	.08	153
July 31, 2008	24.12	.15	(2.68)	(2.53)	(.82)	(4.67)	(5.49)	— [e]	16.10	(13.45)	108	1.09	.78	127
July 31, 2007	22.69	.14	3.06	3.20	(.47)	(1.30)	(1.77)	— [e]	24.12	14.31	83	1.08	.58	58

Class M
January 31, 2012 **	$15.14	— [e]	(.30)	(.30)	—	—	—	—	$14.84	(1.98) *	$13	.38 *	(.04) *	26 *
July 31, 2011	13.75	.37	1.63	2.00	(.61)	—	(.61)	—	15.14	14.62	75.75		2.45	45
July 31, 2010	12.97	.51	1.17	1.68	(.90)	—	(.90)	— [e]	13.75	12.98	65.75		3.69	65
July 31, 2009	16.25	.07	(2.85)	(2.78)	(.02)	(.48)	(.50)	— [e]	12.97	(16.60)	58.85		.63	153
July 31, 2008	24.26	.21	(2.72)	(2.51)	(.83)	(4.67)	(5.50)	— [e]	16.25	(13.23)	53.84		1.08	127
July 31, 2007	22.68	.18	3.09	3.27	(.39)	(1.30)	(1.69)	— [e]	24.26	14.60	63.83		.74	58

Class R
January 31, 2012 **	$15.45	.10	(.40)	(.30)	(.40)	—	(.40)	—	$14.75	(1.80) *	$2,570	.25 *	.67 *	26 *
July 31, 2011	14.04	.41	1.67	2.08	(.67)	—	(.67)	—	15.45	14.91	2,361.50		2.66	45
July 31, 2010	13.22	.45	1.31	1.76	(.94)	—	(.94)	— [e]	14.04	13.34	1,278.50		3.21	65
July 31, 2009	16.57	.07	(2.89)	(2.82)	(.05)	(.48)	(.53)	— [e]	13.22	(16.45)	636.60		.61	153
July 31, 2008	24.66	.25	(2.74)	(2.49)	(.93)	(4.67)	(5.60)	— [e]	16.57	(13.01)	500.59		1.28	127
July 31, 2007	23.08	.21	3.17	3.38	(.50)	(1.30)	(1.80)	— [e]	24.66	14.89	302.58		.83	58

Class Y
January 31, 2012 **	$18.35	.11	(.43)	(.32)	(.47)	—	(.47)	—	$17.56	(1.62) *	$5,763	— *	.66 *	26 *
July 31, 2011	16.53	.59	1.95	2.54	(.72)	—	(.72)	—	18.35	15.48	13,740	—	3.24	45
July 31, 2010	15.40	.79	1.34	2.13	(1.00)	—	(1.00)	— [e]	16.53	13.86	10,601	—	4.78	65
July 31, 2009	19.14	.20	(3.36)	(3.16)	(.10)	(.48)	(.58)	— [e]	15.40	(15.98)	9,867.10		1.37	153
July 31, 2008	27.59	.41	(3.18)	(2.77)	(1.01)	(4.67)	(5.68)	— [e]	19.14	(12.61)	17,989.09		1.77	127
July 31, 2007	25.53	.43	3.47	3.90	(.54)	(1.30)	(1.84)	— [e]	27.59	15.47	29,456.08		1.57	58

See page 66 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54	55

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2012 **	$16.22	.13	(.42)	(.29)	(.35)	—	(.35)	—	$15.58	(1.71) *	$18,974	.13 *	.89 *	25 *
July 31, 2011	14.70	.54	1.51	2.05	(.53)	—	(.53)	—	16.22	14.08	26,432.25		3.39	43
July 31, 2010	13.46	.53	1.31	1.84	(.60)	—	(.60)	— [e]	14.70	13.73	25,133.25		3.66	73
July 31, 2009	16.85	.17	(2.85)	(2.68)	(.11)	(.60)	(.71)	— [e]	13.46	(15.08)	27,113.35		1.33	148
July 31, 2008	24.69	.39	(2.70)	(2.31)	(.94)	(4.59)	(5.53)	— [e]	16.85	(12.03)	38,938.34		1.93	122
July 31, 2007	23.13	.37	2.95	3.32	(.51)	(1.25)	(1.76)	— [e]	24.69	14.57	55,378.32		1.50	65

Class B
January 31, 2012 **	$15.47	.09	(.42)	(.33)	(.25)	—	(.25)	—	$14.89	(2.05) *	$1,000	.50 *	.66 *	25 *
July 31, 2011	14.06	.38	1.47	1.85	(.44)	—	(.44)	—	15.47	13.20	1,015	1.00	2.48	43
July 31, 2010	12.92	.42	1.24	1.66	(.52)	—	(.52)	— [e]	14.06	12.89	810	1.00	3.00	73
July 31, 2009	16.17	.05	(2.70)	(2.65)	— [e]	(.60)	(.60)	— [e]	12.92	(15.74)	642	1.10	.38	148
July 31, 2008	23.91	.20	(2.57)	(2.37)	(.78)	(4.59)	(5.37)	— [e]	16.17	(12.70)	687	1.09	1.07	122
July 31, 2007	22.50	.18	2.85	3.03	(.37)	(1.25)	(1.62)	— [e]	23.91	13.70	609	1.07	.74	65

Class C
January 31, 2012 **	$15.50	.09	(.41)	(.32)	(.26)	—	(.26)	—	$14.92	(2.02) *	$571	.50 *	.66 *	25 *
July 31, 2011	14.11	.35	1.50	1.85	(.46)	—	(.46)	—	15.50	13.20	558	1.00	2.30	43
July 31, 2010	12.97	.29	1.39	1.68	(.54)	—	(.54)	— [e]	14.11	12.93	376	1.00	2.07	73
July 31, 2009	16.24	.03	(2.70)	(2.67)	— [e]	(.60)	(.60)	— [e]	12.97	(15.78)	144	1.10	.25	148
July 31, 2008	24.03	.20	(2.59)	(2.39)	(.81)	(4.59)	(5.40)	— [e]	16.24	(12.72)	118	1.09	1.03	122
July 31, 2007	22.45	.11	2.93	3.04	(.21)	(1.25)	(1.46)	— [e]	24.03	13.71	90	1.07	.45	65

Class M
January 31, 2012 **	$15.52	.01	(.31)	(.30)	—	—	—	—	$15.22	(1.93) *	$81	.38 *	.07 *	25 *
July 31, 2011	14.09	.43	1.46	1.89	(.46)	—	(.46)	—	15.52	13.48	591.75		2.80	43
July 31, 2010	12.93	.45	1.25	1.70	(.54)	—	(.54)	— [e]	14.09	13.19	578.75		3.21	73
July 31, 2009	16.20	.08	(2.71)	(2.63)	(.04)	(.60)	(.64)	— [e]	12.93	(15.53)	612.85		.69	148
July 31, 2008	23.95	.27	(2.60)	(2.33)	(.83)	(4.59)	(5.42)	— [e]	16.20	(12.49)	691.84		1.38	122
July 31, 2007	22.55	.25	2.86	3.11	(.46)	(1.25)	(1.71)	— [e]	23.95	13.99	776.82		1.04	65

Class R
January 31, 2012 **	$15.43	.14	(.43)	(.29)	(.34)	—	(.34)	—	$14.80	(1.82) *	$4,294	.25 *	.98 *	25 *
July 31, 2011	14.05	.46	1.46	1.92	(.54)	—	(.54)	—	15.43	13.73	3,367.50		3.04	43
July 31, 2010	12.89	.29	1.45	1.74	(.58)	—	(.58)	— [e]	14.05	13.50	1,875.50		2.09	73
July 31, 2009	16.19	.11	(2.72)	(2.61)	(.09)	(.60)	(.69)	— [e]	12.89	(15.33)	582.60		.94	148
July 31, 2008	24.00	.29	(2.57)	(2.28)	(.94)	(4.59)	(5.53)	— [e]	16.19	(12.28)	704.59		1.57	122
July 31, 2007	22.56	.27	2.90	3.17	(.48)	(1.25)	(1.73)	— [e]	24.00	14.27	246.57		1.10	65

Class Y
January 31, 2012 **	$18.31	.16	(.47)	(.31)	(.40)	—	(.40)	—	$17.60	(1.60) *	$6,223	— *	.92 *	25 *
July 31, 2011	16.53	.62	1.73	2.35	(.57)	—	(.57)	—	18.31	14.35	14,657	—	3.42	43
July 31, 2010	15.06	.71	1.40	2.11	(.64)	—	(.64)	— [e]	16.53	14.02	10,996	—	4.32	73
July 31, 2009	18.74	.25	(3.18)	(2.93)	(.15)	(.60)	(.75)	— [e]	15.06	(14.87)	10,564.10		1.79	148
July 31, 2008	26.86	.47	(2.99)	(2.52)	(1.01)	(4.59)	(5.60)	— [e]	18.74	(11.84)	25,779.09		2.09	122
July 31, 2007	25.01	.48	3.18	3.66	(.56)	(1.25)	(1.81)	— [e]	26.86	14.85	36,228.07		1.78	65

See page 66 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56	57

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2012 **	$17.36	.19	(.43)	(.24)	(.56)	—	(.56)	—	$16.56	(1.26) *	$23,845	.13 *	1.19 *	24 *
July 31, 2011	15.98	.59	1.36	1.95	(.57)	—	(.57)	—	17.36	12.30	33,235.25		3.46	50
July 31, 2010	14.54	.56	1.41	1.97	(.53)	—	(.53)	— [e]	15.98	13.61	32,661.25		3.56	79
July 31, 2009	17.78	.26	(2.90)	(2.64)	(.15)	(.45)	(.60)	— [e]	14.54	(14.28)	33,256.35		1.95	139
July 31, 2008	25.65	.47	(2.68)	(2.21)	(.97)	(4.69)	(5.66)	— [e]	17.78	(11.07)	46,218.34		2.18	118
July 31, 2007	24.30	.43	2.90	3.33	(.55)	(1.43)	(1.98)	— [e]	25.65	13.91	68,996.32		1.67	63

Class B
January 31, 2012 **	$16.31	.14	(.41)	(.27)	(.46)	—	(.46)	—	$15.58	(1.56) *	$899	.50 *	.94 *	24 *
July 31, 2011	15.05	.42	1.30	1.72	(.46)	—	(.46)	—	16.31	11.47	930	1.00	2.64	50
July 31, 2010	13.75	.41	1.33	1.74	(.44)	—	(.44)	— [e]	15.05	12.65	894	1.00	2.77	79
July 31, 2009	16.80	.14	(2.71)	(2.57)	(.03)	(.45)	(.48)	— [e]	13.75	(14.87)	777	1.10	1.09	139
July 31, 2008	24.55	.28	(2.53)	(2.25)	(.81)	(4.69)	(5.50)	— [e]	16.80	(11.74)	928	1.09	1.40	118
July 31, 2007	23.40	.22	2.79	3.01	(.43)	(1.43)	(1.86)	— [e]	24.55	13.06	1,144	1.07	.90	63

Class C
January 31, 2012 **	$16.35	.15	(.42)	(.27)	(.48)	—	(.48)	—	$15.60	(1.58) *	$540	.50 *	.96 *	24 *
July 31, 2011	15.11	.38	1.34	1.72	(.48)	—	(.48)	—	16.35	11.46	517	1.00	2.37	50
July 31, 2010	13.81	.36	1.39	1.75	(.45)	—	(.45)	— [e]	15.11	12.70	334	1.00	2.43	79
July 31, 2009	16.87	.12	(2.70)	(2.58)	(.03)	(.45)	(.48)	— [e]	13.81	(14.88)	196	1.10	.95	139
July 31, 2008	24.64	.28	(2.53)	(2.25)	(.83)	(4.69)	(5.52)	— [e]	16.87	(11.74)	151	1.09	1.39	118
July 31, 2007	23.45	.23	2.79	3.02	(.40)	(1.43)	(1.83)	— [e]	24.64	13.07	181	1.07	.91	63

Class M
January 31, 2012 **	$16.54	.16	(.42)	(.26)	(.48)	—	(.48)	—	$15.80	(1.46) *	$130	.38 *	1.03 *	24 *
July 31, 2011	15.26	.45	1.33	1.78	(.50)	—	(.50)	—	16.54	11.76	163.75		2.79	50
July 31, 2010	13.95	.48	1.33	1.81	(.50)	—	(.50)	— [e]	15.26	12.98	154.75		3.18	79
July 31, 2009	16.96	.18	(2.74)	(2.56)	—	(.45)	(.45)	— [e]	13.95	(14.68)	94.85		1.36	139
July 31, 2008	24.72	.34	(2.56)	(2.22)	(.85)	(4.69)	(5.54)	— [e]	16.96	(11.53)	120.84		1.67	118
July 31, 2007	23.49	.29	2.80	3.09	(.43)	(1.43)	(1.86)	— [e]	24.72	13.34	295.82		1.16	63

Class R
January 31, 2012 **	$16.32	.18	(.42)	(.24)	(.54)	—	(.54)	—	$15.54	(1.34) *	$3,518	.25 *	1.20 *	24 *
July 31, 2011	15.09	.49	1.31	1.80	(.57)	—	(.57)	—	16.32	12.01	3,393.50		3.04	50
July 31, 2010	13.77	.45	1.38	1.83	(.51)	—	(.51)	— [e]	15.09	13.30	1,766.50		3.01	79
July 31, 2009	16.91	.18	(2.73)	(2.55)	(.14)	(.45)	(.59)	— [e]	13.77	(14.49)	1,097.60		1.46	139
July 31, 2008	24.72	.34	(2.50)	(2.16)	(.96)	(4.69)	(5.65)	— [e]	16.91	(11.30)	697.59		1.77	118
July 31, 2007	23.54	.33	2.83	3.16	(.55)	(1.43)	(1.98)	— [e]	24.72	13.64	284.57		1.31	63

Class Y
January 31, 2012 **	$17.45	.21	(.43)	(.22)	(.62)	—	(.62)	—	$16.61	(1.13) *	$6,699	— *	1.30 *	24 *
July 31, 2011	16.05	.60	1.41	2.01	(.61)	—	(.61)	—	17.45	12.65	13,497	—	3.47	50
July 31, 2010	14.61	.67	1.34	2.01	(.57)	—	(.57)	— [e]	16.05	13.80	10,764	—	4.24	79
July 31, 2009	17.87	.34	(2.95)	(2.61)	(.20)	(.45)	(.65)	— [e]	14.61	(14.04)	11,294.10		2.48	139
July 31, 2008	25.77	.50	(2.67)	(2.17)	(1.04)	(4.69)	(5.73)	— [e]	17.87	(10.85)	34,366.09		2.32	118
July 31, 2007	24.40	.51	2.89	3.40	(.60)	(1.43)	(2.03)	— [e]	25.77	14.20	51,638.07		1.96	63

See page 66 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58	59

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2012 **	$16.45	.23	(.40)	(.17)	(.70)	—	(.70)	—	$15.58	(.91) *	$25,415	.13 *	1.46 *	23 *
July 31, 2011	15.44	.54	1.03	1.57	(.56)	—	(.56)	—	16.45	10.30	33,513.25		3.34	55
July 31, 2010	14.26	.54	1.30	1.84	(.66)	—	(.66)	— [e]	15.44	12.99	34,289.25		3.54	84
July 31, 2009	17.01	.44	(2.73)	(2.29)	(.23)	(.23)	(.46)	— [e]	14.26	(13.00)	35,294.35		3.30	138
July 31, 2008	23.04	.52	(2.29)	(1.77)	(.89)	(3.37)	(4.26)	— [e]	17.01	(9.55)	53,340.34		2.58	115
July 31, 2007	22.04	.46	2.23	2.69	(.56)	(1.13)	(1.69)	— [e]	23.04	12.36	88,759.32		1.99	56

Class B
January 31, 2012 **	$15.90	.18	(.40)	(.22)	(.61)	—	(.61)	—	$15.07	(1.30) *	$830	.50 *	1.21 *	23 *
July 31, 2011	14.94	.39	1.01	1.40	(.44)	—	(.44)	—	15.90	9.46	808	1.00	2.47	55
July 31, 2010	13.84	.42	1.25	1.67	(.57)	—	(.57)	— [e]	14.94	12.11	695	1.00	2.87	84
July 31, 2009	16.46	.32	(2.60)	(2.28)	(.11)	(.23)	(.34)	— [e]	13.84	(13.60)	699	1.10	2.49	138
July 31, 2008	22.45	.33	(2.20)	(1.87)	(.75)	(3.37)	(4.12)	— [e]	16.46	(10.26)	794	1.09	1.75	115
July 31, 2007	21.57	.28	2.18	2.46	(.45)	(1.13)	(1.58)	— [e]	22.45	11.53	750	1.07	1.23	56

Class C
January 31, 2012 **	$15.95	.18	(.40)	(.22)	(.61)	—	(.61)	—	$15.12	(1.27) *	$727	.50 *	1.21 *	23 *
July 31, 2011	14.99	.33	1.07	1.40	(.44)	—	(.44)	—	15.95	9.43	733	1.00	2.08	55
July 31, 2010	13.90	.41	1.27	1.68	(.59)	—	(.59)	— [e]	14.99	12.14	483	1.00	2.75	84
July 31, 2009	16.55	.29	(2.59)	(2.30)	(.12)	(.23)	(.35)	— [e]	13.90	(13.62)	367	1.10	2.27	138
July 31, 2008	22.57	.33	(2.21)	(1.88)	(.77)	(3.37)	(4.14)	— [e]	16.55	(10.24)	236	1.09	1.77	115
July 31, 2007	21.61	.27	2.20	2.47	(.38)	(1.13)	(1.51)	— [e]	22.57	11.53	178	1.07	1.16	56

Class M
January 31, 2012 **	$16.14	.19	(.40)	(.21)	(.61)	—	(.61)	—	$15.32	(1.21) *	$154	.38 *	1.24 *	23 *
July 31, 2011	15.16	.46	1.00	1.46	(.48)	—	(.48)	—	16.14	9.74	213.75		2.91	55
July 31, 2010	14.02	.46	1.27	1.73	(.59)	—	(.59)	— [e]	15.16	12.38	234.75		3.08	84
July 31, 2009	16.56	.37	(2.62)	(2.25)	(.06)	(.23)	(.29)	— [e]	14.02	(13.38)	218.85		2.81	138
July 31, 2008	22.57	.39	(2.22)	(1.83)	(.81)	(3.37)	(4.18)	— [e]	16.56	(10.03)	440.84		2.03	115
July 31, 2007	21.64	.33	2.20	2.53	(.47)	(1.13)	(1.60)	— [e]	22.57	11.82	1,056.82		1.44	56

Class R
January 31, 2012 **	$15.89	.22	(.40)	(.18)	(.68)	—	(.68)	—	$15.03	(1.04) *	$3,154	.25 *	1.48 *	23 *
July 31, 2011	14.98	.48	1.01	1.49	(.58)	—	(.58)	—	15.89	10.04	3,172.50		3.06	55
July 31, 2010	13.87	.43	1.31	1.74	(.63)	—	(.63)	— [e]	14.98	12.62	1,051.50		2.89	84
July 31, 2009	16.57	.38	(2.63)	(2.25)	(.22)	(.23)	(.45)	— [e]	13.87	(13.19)	461.60		3.01	138
July 31, 2008	22.60	.40	(2.18)	(1.78)	(.88)	(3.37)	(4.25)	— [e]	16.57	(9.78)	612.59		2.17	115
July 31, 2007	21.67	.39	2.20	2.59	(.53)	(1.13)	(1.66)	— [e]	22.60	12.09	232.57		1.69	56

Class Y
January 31, 2012 **	$18.19	.26	(.43)	(.17)	(.75)	—	(.75)	—	$17.27	(.80) *	$3,482	— *	1.48 *	23 *
July 31, 2011	17.01	.61	1.18	1.79	(.61)	—	(.61)	—	18.19	10.60	10,446	—	3.42	55
July 31, 2010	15.65	.69	1.37	2.06	(.70)	—	(.70)	— [e]	17.01	13.21	7,976	—	4.10	84
July 31, 2009	18.61	.55	(3.00)	(2.45)	(.28)	(.23)	(.51)	— [e]	15.65	(12.77)	9,010.10		3.72	138
July 31, 2008	24.83	.60	(2.49)	(1.89)	(.96)	(3.37)	(4.33)	— [e]	18.61	(9.33)	35,542.09		2.76	115
July 31, 2007	23.63	.56	2.38	2.94	(.61)	(1.13)	(1.74)	— [e]	24.83	12.63	52,519.07		2.26	56

See page 66 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60	61

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2015 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2012 **	$16.93	.23	(.42)	(.19)	(.81)	—	(.81)	—	$15.93	(1.03) *	$20,522	.13 *	1.41 *	25 *
July 31, 2011	16.22	.51	.79	1.30	(.59)	—	(.59)	—	16.93	8.09	29,768.25		3.06	55
July 31, 2010	15.25	.52	1.17	1.69	(.72)	—	(.72)	— [e]	16.22	11.20	31,451.25		3.25	90
July 31, 2009	18.14	.66	(2.84)	(2.18)	(.50)	(.21)	(.71)	— [e]	15.25	(11.40)	46,905.35		4.58	126
July 31, 2008	22.61	.66	(1.96)	(1.30)	(.93)	(2.24)	(3.17)	— [e]	18.14	(6.78)	62,496.34		3.25	109
July 31, 2007	21.88	.58	1.67	2.25	(.58)	(.94)	(1.52)	— [e]	22.61	10.37	83,238.32		2.55	69

Class B
January 31, 2012 **	$16.45	.19	(.43)	(.24)	(.71)	—	(.71)	—	$15.50	(1.37) *	$463	.50 *	1.23 *	25 *
July 31, 2011	15.78	.37	.77	1.14	(.47)	—	(.47)	—	16.45	7.27	485	1.00	2.27	55
July 31, 2010	14.88	.39	1.13	1.52	(.62)	—	(.62)	— [e]	15.78	10.30	467	1.00	2.51	90
July 31, 2009	17.63	.52	(2.73)	(2.21)	(.33)	(.21)	(.54)	— [e]	14.88	(12.04)	548	1.10	3.68	126
July 31, 2008	22.05	.49	(1.91)	(1.42)	(.76)	(2.24)	(3.00)	— [e]	17.63	(7.48)	465	1.09	2.48	109
July 31, 2007	21.44	.40	1.63	2.03	(.48)	(.94)	(1.42)	— [e]	22.05	9.55	781	1.07	1.80	69

Class C
January 31, 2012 **	$16.44	.19	(.44)	(.25)	(.71)	—	(.71)	—	$15.48	(1.44) *	$629	.50 *	1.22 *	25 *
July 31, 2011	15.75	.37	.77	1.14	(.45)	—	(.45)	—	16.44	7.29	668	1.00	2.28	55
July 31, 2010	14.88	.32	1.21	1.53	(.66)	—	(.66)	— [e]	15.75	10.33	673	1.00	2.04	90
July 31, 2009	17.69	.54	(2.76)	(2.22)	(.38)	(.21)	(.59)	— [e]	14.88	(12.06)	261	1.10	3.78	126
July 31, 2008	22.09	.48	(1.90)	(1.42)	(.74)	(2.24)	(2.98)	— [e]	17.69	(7.47)	363	1.09	2.47	109
July 31, 2007	21.44	.39	1.62	2.01	(.42)	(.94)	(1.36)	— [e]	22.09	9.54	168	1.07	1.77	69

Class M
January 31, 2012 **	$16.63	.16	(.39)	(.23)	(.65)	—	(.65)	—	$15.75	(1.33) *	$160	.38 *	1.03 *	25 *
July 31, 2011	15.96	.41	.78	1.19	(.52)	—	(.52)	—	16.63	7.53	329.75		2.51	55
July 31, 2010	15.02	.41	1.18	1.59	(.65)	—	(.65)	— [e]	15.96	10.65	385.75		2.56	90
July 31, 2009	17.78	.55	(2.74)	(2.19)	(.36)	(.21)	(.57)	— [e]	15.02	(11.82)	262.85		3.75	126
July 31, 2008	22.23	.52	(1.90)	(1.38)	(.83)	(2.24)	(3.07)	— [e]	17.78	(7.24)	499.84		2.71	109
July 31, 2007	21.54	.46	1.63	2.09	(.46)	(.94)	(1.40)	— [e]	22.23	9.82	156.82		2.03	69

Class R
January 31, 2012 **	$16.40	.23	(.43)	(.20)	(.79)	—	(.79)	—	$15.41	(1.14) *	$2,748	.25 *	1.47 *	25 *
July 31, 2011	15.77	.46	.76	1.22	(.59)	—	(.59)	—	16.40	7.80	2,822.50		2.82	55
July 31, 2010	14.88	.41	1.20	1.61	(.72)	—	(.72)	— [e]	15.77	10.86	2,011.50		2.63	90
July 31, 2009	17.75	.54	(2.71)	(2.17)	(.49)	(.21)	(.70)	— [e]	14.88	(11.63)	846.60		3.89	126
July 31, 2008	22.24	.57	(1.90)	(1.33)	(.92)	(2.24)	(3.16)	— [e]	17.75	(7.02)	340.59		2.96	109
July 31, 2007	21.56	.49	1.66	2.15	(.53)	(.94)	(1.47)	— [e]	22.24	10.09	112.57		2.16	69

Class Y
January 31, 2012 **	$16.99	.23	(.40)	(.17)	(.87)	—	(.87)	—	$15.95	(.89) *	$1,686	— *	1.39 *	25 *
July 31, 2011	16.29	.55	.79	1.34	(.64)	—	(.64)	—	16.99	8.32	6,108	—	3.27	55
July 31, 2010	15.31	.58	1.16	1.74	(.76)	—	(.76)	— [e]	16.29	11.47	5,376	—	3.60	90
July 31, 2009	18.22	.76	(2.92)	(2.16)	(.54)	(.21)	(.75)	— [e]	15.31	(11.16)	6,133.10		5.14	126
July 31, 2008	22.70	.72	(1.97)	(1.25)	(.99)	(2.24)	(3.23)	— [e]	18.22	(6.54)	27,832.09		3.47	109
July 31, 2007	21.96	.63	1.67	2.30	(.62)	(.94)	(1.56)	— [e]	22.70	10.64	45,725.07		2.78	69

See page 66 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62	63

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Income Fund Lifestyle 1

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2012 **	$16.30	.24	(.40)	(.16)	(.25)	—	(.25)	—	$15.89	(.96) *	$18,551	.13 *	1.55 *	23 *
July 31, 2011	15.87	.51	.39	.90	(.47)	—	(.47)	—	16.30	5.71	21,075.25		3.16	38
July 31, 2010	14.92	.43	.96	1.39	(.44)	—	(.44)	— [e]	15.87	9.41	10,077.25		2.71	136
July 31, 2009	16.85	.89	(1.93)	(1.04)	(.89)	—	(.89)	— [e]	14.92	(5.54)	10,812.35		6.43	137
July 31, 2008	19.02	.71	(1.28)	(.57)	(.78)	(.82)	(1.60)	— [e]	16.85	(3.37)	14,607.34		3.89	139
July 31, 2007	18.64	.66	.70	1.36	(.71)	(.27)	(.98)	— [e]	19.02	7.43	22,651.33		3.45	62

Class B
January 31, 2012 **	$16.30	.19	(.41)	(.22)	(.21)	—	(.21)	—	$15.87	(1.33) *	$196	.50 *	1.21 *	23 *
July 31, 2011	15.90	.39	.38	.77	(.37)	—	(.37)	—	16.30	4.88	206	1.00	2.43	38
July 31, 2010	14.94	.30	.99	1.29	(.33)	—	(.33)	— [e]	15.90	8.66	42	1.00	1.91	136
July 31, 2009	16.88	.78	(1.93)	(1.15)	(.79)	—	(.79)	— [e]	14.94	(6.26)	42	1.10	5.61	137
July 31, 2008	19.04	.56	(1.28)	(.72)	(.62)	(.82)	(1.44)	— [e]	16.88	(4.12)	43	1.09	3.03	139
July 31, 2007	18.65	.52	.71	1.23	(.57)	(.27)	(.84)	— [e]	19.04	6.65	219	1.08	2.70	62

Class C
January 31, 2012 **	$16.34	.19	(.41)	(.22)	(.21)	—	(.21)	—	$15.91	(1.33) *	$478	.50 *	1.23 *	23 *
July 31, 2011	15.93	.41	.37	.78	(.37)	—	(.37)	—	16.34	4.92	496	1.00	2.50	38
July 31, 2010	14.97	.26	1.02	1.28	(.32)	—	(.32)	— [e]	15.93	8.61	138	1.00	1.64	136
July 31, 2009	16.91	.83	(1.98)	(1.15)	(.79)	—	(.79)	— [e]	14.97	(6.25)	127	1.10	6.36	137
July 31, 2008	19.07	.57	(1.28)	(.71)	(.63)	(.82)	(1.45)	— [e]	16.91	(4.06)	1	1.09	3.14	139
July 31, 2007	18.66	.53	.69	1.22	(.54)	(.27)	(.81)	— [e]	19.07	6.62	1	1.08	2.77	62

Class M
January 31, 2012 **	$16.34	.23	(.41)	(.18)	(.23)	—	(.23)	—	$15.93	(1.08) *	$314	.25 *	1.46 *	23 *
July 31, 2011	15.91	.38	.44	.82	(.39)	—	(.39)	—	16.34	5.19	328.72		2.36	38
July 31, 2010	14.95	.35	.97	1.32	(.36)	—	(.36)	— [e]	15.91	8.90	315.75		2.22	136
July 31, 2009	16.89	.94	(2.06)	(1.12)	(.82)	—	(.82)	— [e]	14.95	(6.04)	394.85		7.15	137
July 31, 2008	19.07	.62	(1.29)	(.67)	(.69)	(.82)	(1.51)	— [e]	16.89	(3.87)	125.84		3.54	139
July 31, 2007	18.64	.56	.71	1.27	(.57)	(.27)	(.84)	— [e]	19.07	6.88	14.83		2.94	62

Class R
January 31, 2012 **	$16.30	.23	(.42)	(.19)	(.23)	—	(.23)	—	$15.88	(1.13) *	$1,348	.25 *	1.48 *	23 *
July 31, 2011	15.87	.52	.34	.86	(.43)	—	(.43)	—	16.30	5.46	1,400.50		3.22	38
July 31, 2010	14.92	.34	1.02	1.36	(.41)	—	(.41)	— [e]	15.87	9.16	193.50		2.18	136
July 31, 2009	16.85	.84	(1.92)	(1.08)	(.85)	—	(.85)	— [e]	14.92	(5.79)	77.60		6.10	137
July 31, 2008	19.03	.65	(1.28)	(.63)	(.73)	(.82)	(1.55)	— [e]	16.85	(3.62)	155.59		3.63	139
July 31, 2007	18.64	.62	.70	1.32	(.66)	(.27)	(.93)	— [e]	19.03	7.16	81.58		3.22	62

Class Y
January 31, 2012 **	$16.35	.21	(.35)	(.14)	(.27)	—	(.27)	—	$15.94	(.84) *	$969	— *	1.32 *	23 *
July 31, 2011	15.92	.52	.41	.93	(.50)	—	(.50)	—	16.35	5.95	5,542	—	3.20	38
July 31, 2010	14.96	.49	.95	1.44	(.48)	—	(.48)	— [e]	15.92	9.71	2,730	—	3.13	136
July 31, 2009	16.90	.96	(1.98)	(1.02)	(.92)	—	(.92)	— [e]	14.96	(5.32)	3,239.10		6.81	137
July 31, 2008	19.07	.75	(1.28)	(.53)	(.82)	(.82)	(1.64)	— [e]	16.90	(3.12)	7,191.09		4.13	139
July 31, 2007	18.68	.71	.71	1.42	(.76)	(.27)	(1.03)	— [e]	19.07	7.70	9,729.08		3.70	62

See page 66 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64	65

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period November 30, 2010 (commencement of operations) to July 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/12	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07

Putnam RetirementReady 2055 Fund	10.23%	23.04%	N/A	N/A	N/A	N/A

Putnam RetirementReady 2050 Fund	0.05	0.22	0.13%	0.06%	0.05%	0.04%

Putnam RetirementReady 2045 Fund	0.05	0.18	0.08	0.02	0.02	0.01

Putnam RetirementReady 2040 Fund	0.05	0.17	0.08	0.02	0.01	0.01

Putnam RetirementReady 2035 Fund	0.05	0.08	0.08	0.02	0.01	0.01

Putnam RetirementReady 2030 Fund	0.05	0.08	0.08	0.02	0.01	0.01

Putnam RetirementReady 2025 Fund	0.05	0.08	0.08	0.02	0.01	0.01

Putnam RetirementReady 2020 Fund	0.05	0.08	0.08	0.01	0.01	0.01

Putnam RetirementReady 2015 Fund	0.05	0.07	0.07	0.01	<0.01	0.01

Putnam Retirement Income Fund
Lifestyle 1	0.06	0.07	0.25	0.01	<0.01	0.00

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 1/31/12 (Unaudited)

Note 1: Significant accounting policies

Within the following Notes to financial statements, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.

Each of Putnam RetirementReady® Funds: Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, and Putnam Retirement Income Fund Lifestyle 1, (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2015. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund which may invest in the following Putnam Funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Asset Allocation Balanced Fund (prior to November 30, 2011 this fund was known as Putnam Asset Allocation: Balanced Portfolio), Putnam Dynamic Asset Allocation Conservative Fund (prior to November 30, 2011 this fund was know as Putnam Asset Allocation: Conservative Portfolio), Putnam Dynamic Asset Allocation Equity Fund (prior to September 30, 2011 this fund was know as Putnam Asset Allocation: Equity Portfolio), Putnam Dynamic Asset Allocation Growth Fund (prior to November 30, 2011 this fund was know as Putnam Asset Allocation: Growth Portfolio) and Putnam Money Market Fund (the underlying Putnam Funds), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from August 1, 2011 through January 31, 2012 for each fund.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’, except Putnam RetirementReady 2055 Fund, federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Putnam RetirementReady 2055 Fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

At July 31, 2011, the following funds had capital loss carryovers in the following amounts, which will expire on the following dates:

	Loss carryover
	Short-term	Long-term	Total	Expiration

Putnam RetirementReady 2050 Fund	$5,152,330	$—	$5,152,330	July 31, 2018

Putnam RetirementReady 2045 Fund	9,995,400	—	9,995,400	July 31, 2018

Putnam RetirementReady 2040 Fund	13,088,789	—	13,088,789	July 31, 2018

Putnam RetirementReady 2035 Fund	19,940,257	—	19,940,257	July 31, 2018

Putnam RetirementReady 2030 Fund	26,893,103	—	26,893,103	July 31, 2018

Putnam RetirementReady 2025 Fund	31,215,338	—	31,215,338	July 31, 2018

Putnam RetirementReady 2020 Fund	32,544,319	—	32,544,319	July 31, 2018

Putnam RetirementReady 2015 Fund	27,092,778	—	27,092,778	July 31, 2018

At July 31, 2011, Putnam Retirement Income Fund Lifestyle 1 had a capital loss carryover of $8,371,732 available to the extent allowed by the Code to offset future net capital gain, if any. As a result of the November 5, 2010 merger (see Note 7), Putnam Retirement Income Fund Lifestyle 1 acquired $11,626,268 in capital loss carryovers from Putnam RetirementReady 2010 Fund, which are subject to limitations imposed by the Code. Of this amount, capital loss carryovers of $4,944,177 attributable to the Putnam RetirementReady 2010 Fund are available to the extent allowed by the code to offset future net capital gain, if any. The amounts of the combined carryovers and the expiration dates as of July 31, 2011 are:

	Loss carryover
	Short-term	Long-term	Total	Expiration

Putnam Retirement Income Fund	$4,405,104	$—	$4,405,104	July 31, 2017
Lifestyle 1	3,966,628	—	3,966,628	July 31, 2018

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

				Cost for
			Net unrealized	federal
	Unrealized	Unrealized	appreciation	income tax
	appreciation	(depreciation)	(depreciation)	purposes

Putnam RetirementReady 2055 Fund	$12,077	$(6,852)	$5,225	$467,190

Putnam RetirementReady 2050 Fund	550,713	(1,033,391)	(482,678)	7,136,413

Putnam RetirementReady 2045 Fund	74,665	(678,023)	(603,358)	11,054,402

Putnam RetirementReady 2040 Fund	108,040	(608,747)	(500,707)	15,124,875

Putnam RetirementReady 2035 Fund	614,661	(491,331)	123,330	22,965,816

Putnam RetirementReady 2030 Fund	1,104,187	(371,568)	732,619	30,417,450

Putnam RetirementReady 2025 Fund	997,167	(422,720)	574,447	35,064,646

Putnam RetirementReady 2020 Fund	611,930	(465,191)	146,739	33,622,759

Putnam RetirementReady 2015 Fund	316,595	(384,679)	(68,084)	26,284,028

Putnam Retirement Income Fund	252,150	(395,435)	(143,285)	22,003,780
Lifestyle 1

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $84,646 incurred by Putnam RetirementReady 2055 Fund have been fully amortized on a straight-line basis over a twelve-month period as of November 30, 2011. As of the close of the reporting period, Putnam RetirementReady 2055 Fund has reimbursed Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2012 to reimburse the funds for other expenses (excluding brokerage, interest, taxes, investment-related expenses, such as borrowing costs, extraordinary expenses, payments under the funds’ distribution plans and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit:

Fees waived and reimbursed by the Manager

Putnam RetirementReady 2055 Fund	$28,358

Putnam RetirementReady 2050 Fund	3,430

Putnam RetirementReady 2045 Fund	5,893

Putnam RetirementReady 2040 Fund	8,981

Putnam RetirementReady 2035 Fund	12,604

Putnam RetirementReady 2030 Fund	16,849

Putnam RetirementReady 2025 Fund	19,140

Putnam RetirementReady 2020 Fund	18,099

Putnam RetirementReady 2015 Fund	14,917

Putnam Retirement Income Fund Lifestyle 1	14,653

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds’ at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% (0.50% for Putnam Retirement Income Fund Lifestyle 1) and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
	Commissions	Commissions	CDSC	CDSC

Putnam RetirementReady 2055 Fund	$61	$—	$251	$—

Putnam RetirementReady 2050 Fund	358	24	583	14

Putnam RetirementReady 2045 Fund	815	5	133	16

Putnam RetirementReady 2040 Fund	1,607	56	—	24

Putnam RetirementReady 2035 Fund	2,184	4	20	24

Putnam RetirementReady 2030 Fund	1,311	17	1,340	59

Putnam RetirementReady 2025 Fund	4,900	6	918	155

Putnam RetirementReady 2020 Fund	1,525	3	502	102

Putnam RetirementReady 2015 Fund	2,305	—	75	69

Putnam Retirement Income Fund	5,531	5	—	—
Lifestyle 1

Total	$20,597	$120	$3,822	$463

A deferred sales charge of up to 1.00% and 0.65% (0.40% for Putnam Retirement Income Fund Lifestyle 1) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A and class M redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Purchase cost	Proceeds from sales

Putnam RetirementReady 2055 Fund	$823,666	$574,815

Putnam RetirementReady 2050 Fund	2,395,476	2,869,199

Putnam RetirementReady 2045 Fund	3,200,642	7,340,337

Putnam RetirementReady 2040 Fund	4,485,593	12,595,802

Putnam RetirementReady 2035 Fund	6,740,832	17,072,331

Putnam RetirementReady 2030 Fund	8,830,977	22,128,807

Putnam RetirementReady 2025 Fund	10,268,859	24,400,115

Putnam RetirementReady 2020 Fund	9,088,190	22,529,863

Putnam RetirementReady 2015 Fund	7,803,761	20,514,630

Putnam Retirement Income Fund Lifestyle 1	5,660,768	12,040,322

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Putnam RetirementReady 2055 Fund

			For the period 11/30/10
			(commencement of operations)
	Six months ended 1/31/12		to 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	52,968	$486,161	43,414	$440,988

Shares issued in connection with
reinvestment of distributions	1,143	10,266	76	749

	54,111	496,427	43,490	441,737

Shares repurchased	(42,998)	(384,537)	(26,786)	(275,126)

Net increase	11,113	$111,890	16,704	$166,611

			For the period 11/30/10
			(commencement of operations)
	Six months ended 1/31/12		to 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	159	$1,459	599	$5,956

Shares issued in connection with
reinvestment of distributions	37	336	75	737

	196	1,795	674	6,693

Shares repurchased	(563)	(5,056)	(1)	(15)

Net increase (decrease)	(367)	$(3,261)	673	$6,678

			For the period 11/30/10
			(commencement of operations)
	Six months ended 1/31/12		to 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	1,678	$15,279	381	$4,000

Shares issued in connection with
reinvestment of distributions	116	1,038	75	737

	1,794	16,317	456	4,737

Shares repurchased	(3)	(25)	—	—

Net increase	1,791	$16,292	456	$4,737

			For the period 11/30/10
			(commencement of operations)
	Six months ended 1/31/12		to 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	66	$584	110	$1,127

Shares issued in connection with
reinvestment of distributions	36	328	75	739

	102	912	185	1,866

Shares repurchased	(175)	(1,480)	—	—

Net increase (decrease)	(73)	$(568)	185	$1,866

			For the period 11/30/10
			(commencement of operations)
	Six months ended 1/31/12		to 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	406	$3,478	—	$—

Shares issued in connection with
reinvestment of distributions	55	498	75	741

	461	3,976	75	741

Shares repurchased	—	—	—	—

Net increase	461	$3,976	75	$741

			For the period 11/30/10
			(commencement of operations)
	Six months ended 1/31/12		to 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	13,560	$125,912	1,680	$17,274

Shares issued in connection with
reinvestment of distributions	309	2,776	91	896

	13,869	128,688	1,771	18,170

Shares repurchased	(2,634)	(24,419)	—	—

Net increase	11,235	$104,269	1,771	$18,170

At the close of the reporting period, three shareholders of record owned 30.3%, 10.5% and 5.2%, respectively, of the outstanding shares of Putnam RetirementReady 2055 Fund.

Putnam RetirementReady 2050 Fund

	Six months ended 1/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	60,248	$704,022	217,883	$2,784,421

Shares issued in connection with
reinvestment of distributions	10,823	125,549	31,641	396,457

	71,071	829,571	249,524	3,180,878

Shares repurchased	(110,317)	(1,294,114)	(334,589)	(4,267,894)

Net decrease	(39,246)	$(464,543)	(85,065)	$(1,087,016)

	Six months ended 1/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	4,274	$48,302	2,689	$34,222

Shares issued in connection with
reinvestment of distributions	406	4,681	494	6,168

	4,680	52,983	3,183	40,390

Shares repurchased	(1,491)	(16,805)	(2,732)	(35,524)

Net increase	3,189	$36,178	451	$4,866

	Six months ended 1/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	861	$9,866	1,174	$14,940

Shares issued in connection with
reinvestment of distributions	230	2,635	410	5,086

	1,091	12,501	1,584	20,026

Shares repurchased	(379)	(4,358)	(292)	(3,730)

Net increase	712	$8,143	1,292	$16,296

	Six months ended 1/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	632	$7,365	1,847	$23,545

Shares issued in connection with
reinvestment of distributions	21	248	398	4,954

	653	7,613	2,245	28,499

Shares repurchased	(6,076)	(65,722)	(51)	(657)

Net increase (decrease)	(5,423)	$(58,109)	2,194	$27,842

	Six months ended 1/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	24,732	$277,557	25,767	$328,152

Shares issued in connection with
reinvestment of distributions	2,494	28,583	2,972	36,858

	27,226	306,140	28,739	365,010

Shares repurchased	(10,764)	(122,419)	(10,689)	(137,375)

Net increase	16,462	$183,721	18,050	$227,635

	Six months ended 1/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	24,765	$291,612	81,177	$1,047,643

Shares issued in connection with
reinvestment of distributions	6,708	77,945	12,229	153,599

	31,473	369,557	93,406	1,201,242

Shares repurchased	(73,360)	(823,153)	(45,415)	(579,715)

Net increase (decrease)	(41,887)	$(453,596)	47,991	$621,527

Putnam RetirementReady 2045 Fund

	Six months ended 1/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	79,860	$1,044,715	184,437	$2,635,641

Shares issued in connection with
reinvestment of distributions	15,280	199,248	46,780	654,453

	95,140	1,243,963	231,217	3,290,094

Shares repurchased	(236,431)	(3,134,155)	(298,840)	(4,276,976)

Net decrease	(141,291)	$(1,890,192)	(67,623)	$(986,882)

	Six months ended 1/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	1,013	$12,537	5,813	$78,051

Shares issued in connection with
reinvestment of distributions	317	3,832	646	8,411

	1,330	16,369	6,459	86,462

Shares repurchased	(1,752)	(21,646)	(4,121)	(54,332)

Net increase (decrease)	(422)	$(5,277)	2,338	$32,130

	Six months ended 1/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	529	$6,509	1,061	$13,678

Shares issued in connection with
reinvestment of distributions	84	1,020	170	2,230

	613	7,529	1,231	15,908

Shares repurchased	(449)	(5,803)	(2)	(25)

Net increase	164	$1,726	1,229	$15,883

	Six months ended 1/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	331	$4,341	163	$2,304

Shares issued in connection with
reinvestment of distributions	27	350	33	458

	358	4,691	196	2,762

Shares repurchased	(78)	(948)	(13)	(191)

Net increase	280	$3,743	183	$2,571

	Six months ended 1/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	14,698	$195,216	37,855	$559,616

Shares issued in connection with
reinvestment of distributions	2,213	29,498	3,785	54,157

	16,911	224,714	41,640	613,773

Shares repurchased	(8,480)	(113,886)	(20,294)	(294,954)

Net increase	8,431	$110,828	21,346	$318,819

	Six months ended 1/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	25,805	$395,428	92,725	$1,542,875

Shares issued in connection with
reinvestment of distributions	5,001	76,315	19,607	319,601

	30,806	471,743	112,332	1,862,476

Shares repurchased	(220,893)	(3,173,045)	(58,556)	(965,368)

Net increase (decrease)	(190,087)	$(2,701,302)	53,776	$897,108

Putnam RetirementReady 2040 Fund

	Six months ended 1/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	102,525	$1,462,221	264,520	$4,063,818

Shares issued in connection with
reinvestment of distributions	13,509	192,904	49,603	751,980

	116,034	1,655,125	314,123	4,815,798

Shares repurchased	(310,313)	(4,469,707)	(373,563)	(5,799,114)

Net decrease	(194,279)	$(2,814,582)	(59,440)	$(983,316)

	Six months ended 1/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	2,196	$29,618	14,032	$198,807

Shares issued in connection with
reinvestment of distributions	577	7,703	1,523	21,676

	2,773	37,321	15,555	220,483

Shares repurchased	(1,064)	(14,176)	(5,010)	(72,092)

Net increase	1,709	$23,145	10,545	$148,391

	Six months ended 1/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	2,217	$29,706	2,731	$39,828

Shares issued in connection with
reinvestment of distributions	235	3,122	395	5,589

	2,452	32,828	3,126	45,417

Shares repurchased	(314)	(4,310)	(481)	(6,668)

Net increase	2,138	$28,518	2,645	$38,749

	Six months ended 1/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	991	$13,752	976	$14,653

Shares issued in connection with
reinvestment of distributions	15	209	85	1,219

	1,006	13,961	1,061	15,872

Shares repurchased	(1,660)	(21,309)	(285)	(4,219)

Net increase (decrease)	(654)	$(7,348)	776	$11,653

	Six months ended 1/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	22,879	$331,413	62,019	$986,028

Shares issued in connection with
reinvestment of distributions	2,818	41,230	6,370	98,983

	25,697	372,643	68,389	1,085,011

Shares repurchased	(20,836)	(306,898)	(27,157)	(426,585)

Net increase	4,861	$65,745	41,232	$658,426

	Six months ended 1/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	31,882	$523,679	158,183	$2,785,652

Shares issued in connection with
reinvestment of distributions	4,991	81,944	27,012	470,017

	36,873	605,623	185,195	3,255,669

Shares repurchased	(410,365)	(6,348,622)	(105,271)	(1,826,784)

Net increase (decrease)	(373,492)	$(5,742,999)	79,924	$1,428,885

Putnam RetirementReady 2035 Fund

	Six months ended 1/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	154,947	$2,295,293	396,742	$6,139,849

Shares issued in connection with
reinvestment of distributions	26,081	381,054	58,051	903,862

	181,028	2,676,347	454,793	7,043,711

Shares repurchased	(433,383)	(6,430,712)	(574,306)	(9,101,900)

Net decrease	(252,355)	$(3,754,365)	(119,513)	$(2,058,189)

	Six months ended 1/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	2,245	$30,750	15,782	$233,495

Shares issued in connection with
reinvestment of distributions	961	13,075	1,458	21,193

	3,206	43,825	17,240	254,688

Shares repurchased	(3,268)	(45,058)	(8,433)	(125,495)

Net increase (decrease)	(62)	$(1,233)	8,807	$129,193

	Six months ended 1/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	1,877	$25,301	2,208	$32,525

Shares issued in connection with
reinvestment of distributions	431	5,874	694	10,099

	2,308	31,175	2,902	42,624

Shares repurchased	(4,480)	(61,273)	(1,281)	(19,200)

Net increase (decrease)	(2,172)	$(30,098)	1,621	$23,424

	Six months ended 1/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	268	$3,670	1,084	$16,381

Shares issued in connection with
reinvestment of distributions	—	—	168	2,479

	268	3,670	1,252	18,860

Shares repurchased	(4,389)	(57,410)	(1,019)	(14,152)

Net increase (decrease)	(4,121)	$(53,740)	233	$4,708

	Six months ended 1/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	41,103	$580,922	65,736	$1,006,390

Shares issued in connection with
reinvestment of distributions	4,756	67,006	5,496	82,718

	45,859	647,928	71,232	1,089,108

Shares repurchased	(24,325)	(345,134)	(9,498)	(145,357)

Net increase	21,534	$302,794	61,734	$943,751

	Six months ended 1/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	61,938	$1,043,718	198,852	$3,599,592

Shares issued in connection with
reinvestment of distributions	9,887	165,898	27,802	495,426

	71,825	1,209,616	226,654	4,095,018

Shares repurchased	(492,440)	(7,889,192)	(119,438)	(2,165,853)

Net increase (decrease)	(420,615)	$(6,679,576)	107,216	$1,929,165

Putnam RetirementReady 2030 Fund

	Six months ended 1/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	164,329	$2,468,513	586,573	$9,298,025

Shares issued in connection with
reinvestment of distributions	27,957	418,234	60,521	953,819

	192,286	2,886,747	647,094	10,251,844

Shares repurchased	(604,477)	(9,164,850)	(726,990)	(11,673,053)

Net decrease	(412,191)	$(6,278,103)	(79,896)	$(1,421,209)

	Six months ended 1/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	5,179	$74,027	17,631	$268,945

Shares issued in connection with
reinvestment of distributions	1,114	15,932	1,619	24,468

	6,293	89,959	19,250	293,413

Shares repurchased	(4,739)	(66,559)	(11,240)	(172,286)

Net increase	1,554	$23,400	8,010	$121,127

	Six months ended 1/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	3,217	$46,412	9,268	$142,712

Shares issued in connection with
reinvestment of distributions	651	9,322	918	13,897

	3,868	55,734	10,186	156,609

Shares repurchased	(1,603)	(23,032)	(816)	(12,613)

Net increase	2,265	$32,702	9,370	$143,996

	Six months ended 1/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	1,250	$18,403	3,913	$59,548

Shares issued in connection with
reinvestment of distributions	—	—	1,250	18,912

	1,250	18,403	5,163	78,460

Shares repurchased	(34,027)	(463,829)	(8,089)	(125,622)

Net decrease	(32,777)	$(445,426)	(2,926)	$(47,162)

	Six months ended 1/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	74,636	$1,032,131	136,594	$2,094,359

Shares issued in connection with
reinvestment of distributions	6,479	92,131	7,934	119,254

	81,115	1,124,262	144,528	2,213,613

Shares repurchased	(9,249)	(134,549)	(59,785)	(923,744)

Net increase	71,866	$989,713	84,743	$1,289,869

	Six months ended 1/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	64,999	$1,103,756	228,922	$4,110,421

Shares issued in connection with
reinvestment of distributions	9,361	158,198	23,374	415,362

	74,360	1,261,954	252,296	4,525,783

Shares repurchased	(521,531)	(8,502,387)	(116,960)	(2,079,592)

Net increase (decrease)	(447,171)	$(7,240,433)	135,336	$2,446,191

Putnam RetirementReady 2025 Fund

	Six months ended 1/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	244,305	$3,983,755	679,508	$11,410,721

Shares issued in connection with
reinvestment of distributions	49,196	788,118	72,578	1,223,668

	293,501	4,771,873	752,086	12,634,389

Shares repurchased	(768,835)	(12,627,690)	(881,683)	(15,102,759)

Net decrease	(475,334)	$(7,855,817)	(129,597)	$(2,468,370)

	Six months ended 1/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	6,084	$91,958	11,409	$184,514

Shares issued in connection with
reinvestment of distributions	1,689	25,474	1,641	26,127

	7,773	117,432	13,050	210,641

Shares repurchased	(7,092)	(109,532)	(15,436)	(248,248)

Net increase (decrease)	681	$7,900	(2,386)	$(37,607)

	Six months ended 1/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	9,366	$144,121	10,733	$173,377

Shares issued in connection with
reinvestment of distributions	1,028	15,519	723	11,539

	10,394	159,640	11,456	184,916

Shares repurchased	(7,420)	(112,237)	(1,924)	(30,817)

Net increase	2,974	$47,403	9,532	$154,099

	Six months ended 1/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	2,187	$34,275	2,251	$37,396

Shares issued in connection with
reinvestment of distributions	275	4,205	294	4,744

	2,462	38,480	2,545	42,140

Shares repurchased	(4,035)	(61,516)	(2,824)	(45,766)

Net decrease	(1,573)	$(23,036)	(279)	$(3,626)

	Six months ended 1/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	40,148	$611,662	117,867	$1,895,897

Shares issued in connection with
reinvestment of distributions	7,862	118,241	6,998	111,130

	48,010	729,903	124,865	2,007,027

Shares repurchased	(29,505)	(452,330)	(34,045)	(551,550)

Net increase	18,505	$277,573	90,820	$1,455,477

	Six months ended 1/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	39,020	$638,944	206,851	$3,566,653

Shares issued in connection with
reinvestment of distributions	17,099	274,787	26,510	448,550

	56,119	913,731	233,361	4,015,203

Shares repurchased	(426,620)	(6,754,456)	(130,132)	(2,262,058)

Net increase (decrease)	(370,501)	$(5,840,725)	103,229	$1,753,145

At the close of the reporting period, a shareholder of record owned 5.8% of the outstanding shares of Putnam RetirementReady 2025 Fund.

Putnam RetirementReady 2020 Fund

	Six months ended 1/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	182,041	$2,855,154	867,868	$13,971,380

Shares issued in connection with
reinvestment of distributions	72,256	1,096,118	81,883	1,309,311

	254,297	3,951,272	949,751	15,280,691

Shares repurchased	(660,159)	(10,367,903)	(1,133,323)	(18,454,240)

Net decrease	(405,862)	$(6,416,631)	(183,572)	$(3,173,549)

	Six months ended 1/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	6,556	$99,244	15,642	$242,977

Shares issued in connection with
reinvestment of distributions	2,139	31,417	1,296	20,109

	8,695	130,661	16,938	263,086

Shares repurchased	(4,487)	(67,789)	(12,631)	(199,500)

Net increase	4,208	$62,872	4,307	$63,586

	Six months ended 1/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	6,615	$99,842	21,299	$337,014

Shares issued in connection with
reinvestment of distributions	1,853	27,309	801	12,479

	8,468	127,151	22,100	349,493

Shares repurchased	(6,316)	(94,798)	(8,373)	(129,143)

Net increase	2,152	$32,353	13,727	$220,350

	Six months ended 1/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	305	$4,651	2,106	$33,433

Shares issued in connection with
reinvestment of distributions	423	6,310	436	6,857

	728	10,961	2,542	40,290

Shares repurchased	(3,879)	(58,281)	(4,785)	(76,626)

Net decrease	(3,151)	$(47,320)	(2,243)	$(36,336)

	Six months ended 1/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	29,031	$435,571	184,795	$2,926,770

Shares issued in connection with
reinvestment of distributions	9,778	143,151	7,734	119,643

	38,809	578,722	192,529	3,046,413

Shares repurchased	(28,558)	(428,455)	(63,109)	(999,470)

Net increase	10,251	$150,267	129,420	$2,046,943

	Six months ended 1/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	30,087	$519,964	167,943	$3,019,186

Shares issued in connection with
reinvestment of distributions	11,540	194,102	17,917	316,238

	41,627	714,066	185,860	3,335,424

Shares repurchased	(414,296)	(6,982,907)	(80,375)	(1,447,585)

Net increase (decrease)	(372,669)	$(6,268,841)	105,485	$1,887,839

At the close of the reporting period, a shareholder of record owned 7.1% of the outstanding shares of Putnam RetirementReady 2020 Fund.

Putnam RetirementReady 2015 Fund

	Six months ended 1/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	168,262	$2,733,081	776,123	$12,933,881

Shares issued in connection with
reinvestment of distributions	63,120	984,667	72,069	1,188,416

	231,382	3,717,748	848,192	14,122,297

Shares repurchased	(701,398)	(11,457,347)	(1,028,648)	(17,320,026)

Net decrease	(470,016)	$(7,739,599)	(180,456)	$(3,197,729)

	Six months ended 1/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	1,682	$26,538	7,882	$130,319

Shares issued in connection with
reinvestment of distributions	1,368	20,775	795	12,807

	3,050	47,313	8,677	143,126

Shares repurchased	(2,605)	(40,840)	(8,840)	(143,942)

Net increase (decrease)	445	$6,473	(163)	$(816)

	Six months ended 1/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	2,292	$35,641	19,837	$325,163

Shares issued in connection with
reinvestment of distributions	1,295	19,650	676	10,883

	3,587	55,291	20,513	336,046

Shares repurchased	(3,600)	(56,285)	(22,565)	(368,922)

Net decrease	(13)	$(994)	(2,052)	$(32,876)

	Six months ended 1/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	241	$3,817	11,587	$191,939

Shares issued in connection with
reinvestment of distributions	408	6,293	648	10,530

	649	10,110	12,235	202,469

Shares repurchased	(10,282)	(160,936)	(16,595)	(273,219)

Net decrease	(9,633)	$(150,826)	(4,360)	$(70,750)

	Six months ended 1/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	30,735	$477,466	81,450	$1,333,779

Shares issued in connection with
reinvestment of distributions	8,666	130,764	6,529	104,459

	39,401	608,230	87,979	1,438,238

Shares repurchased	(33,085)	(522,133)	(43,479)	(709,479)

Net increase	6,316	$86,097	44,500	$728,759

	Six months ended 1/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	15,027	$245,308	83,432	$1,412,705

Shares issued in connection with
reinvestment of distributions	8,244	128,681	13,241	218,882

	23,271	373,989	96,673	1,631,587

Shares repurchased	(276,975)	(4,417,761)	(67,277)	(1,132,228)

Net increase (decrease)	(253,704)	$(4,043,772)	29,396	$499,359

At the close of the reporting period, a shareholder of record owned 5.8% of the outstanding shares of Putnam RetirementReady 2015 Fund.

Putnam Retirement Income Fund Lifestyle 1

	Six months ended 1/31/12		Year ended 7/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	248,640	$3,931,688	338,498	$5,491,780

Shares issued in connection with
reinvestment of distributions	18,404	287,622	42,537	681,755

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	—	—	932,080	15,192,189

	267,044	4,219,310	1,313,115	21,365,724

Shares repurchased	(392,622)	(6,216,805)	(655,091)	(10,652,298)

Net increase (decrease)	(125,578)	$(1,997,495)	658,024	$10,713,426

	Six months ended 1/31/12		Year ended 7/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	376	$5,952	2,852	$45,527

Shares issued in connection with
reinvestment of distributions	131	2,049	239	3,812

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	—	—	8,578	139,970

	507	8,001	11,669	189,309

Shares repurchased	(814)	(12,853)	(1,687)	(27,429)

Net increase (decrease)	(307)	$(4,852)	9,982	$161,880

	Six months ended 1/31/12		Year ended 7/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	3,090	$48,691	14,546	$238,632

Shares issued in connection with
reinvestment of distributions	394	6,158	641	10,296

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	—	—	18,510	302,719

	3,484	54,849	33,697	551,647

Shares repurchased	(3,792)	(59,841)	(12,020)	(195,787)

Net increase (decrease)	(308)	$(4,992)	21,677	$355,860

	Six months ended 1/31/12		Year ended 7/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	137	$2,167	1,406	$22,886

Shares issued in connection with
reinvestment of distributions	285	4,465	495	7,937

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	—	—	5,199	84,939

	422	6,632	7,100	115,762

Shares repurchased	(780)	(12,265)	(6,793)	(110,096)

Net increase (decrease)	(358)	$(5,633)	307	$5,666

	Six months ended 1/31/12		Year ended 7/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	13,155	$207,792	52,083	$844,749

Shares issued in connection with
reinvestment of distributions	1,278	19,941	2,494	39,927

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	—	—	57,602	938,569

	14,433	227,733	112,179	1,823,245

Shares repurchased	(15,502)	(245,122)	(38,428)	(621,184)

Net increase (decrease)	(1,069)	$(17,389)	73,751	$1,202,061

	Six months ended 1/31/12		Year ended 7/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	15,447	$245,500	59,711	$971,688

Shares issued in connection with
reinvestment of distributions	2,540	39,823	9,716	156,340

Shares issued in connection with the
merger of Putnam RetirementReady
2010 Fund	—	—	144,487	2,361,937

	17,987	285,323	213,914	3,489,965

Shares repurchased	(296,190)	(4,637,876)	(46,453)	(757,907)

Net increase (decrease)	(278,203)	$(4,352,553)	167,461	$2,732,058

At the close of the reporting period, a shareholder of record owned 15.6% of the outstanding shares of Putnam Retirement Income Fund Lifestyle 1.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of
		shares	Value at
	Shares owned	outstanding	1/31/12

Putnam RetirementReady 2055 Fund class B	1,107	84.80%	$10,472

Putnam RetirementReady 2055 Fund class C	1,115	34.30%	10,470

Putnam RetirementReady 2055 Fund class M	1,112	100.00%	10,505

Putnam RetirementReady 2055 Fund class R	1,116	72.70%	10,535

Putnam RetirementReady 2050 Fund class M	96	5.90%	1,186

Putnam RetirementReady 2045 Fund class M	68	7.40%	912

Putnam RetirementReady 2040 Fund class M	7	0.50%	100

Note 5: Initial capitalization and offering of shares

Putnam RetirementReady 2055 Fund was established as a series of the Trust on November 30, 2010. Prior to November 30, 2010, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued

Class A	$10,000	1,000

Class B	$10,000	1,000

Class C	$10,000	1,000

Class M	$10,000	1,000

Class R	$10,000	1,000

Class Y	$10,000	1,000

Note 6: Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

Putnam RetirementReady 2055 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$1,318	$4,054	$3,053	$32	$—	$2,262

Putnam Absolute Return
300 Fund	—	—	—	—	—	—

Putnam Absolute Return
500 Fund	5,819	17,827	13,273	261	—	10,019

Putnam Absolute Return
700 Fund	19,831	60,962	45,025	1,135	—	34,144

Putnam Dynamic Asset
Allocation Balanced Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund	190,948	610,083	418,807	—	30,126	348,127

Putnam Dynamic Asset
Allocation Growth Fund	41,923	126,398	91,351	353	—	75,735

Putnam Money Market Fund	1,092	4,342	3,306	—	—	2,128

Totals	$260,931	$823,666	$574,815	$1,781	$30,126	$472,415

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2050 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$56,158	$16,869	$26,875	$709	$—	$44,378

Putnam Absolute Return
300 Fund	—	—	—	—	—	—

Putnam Absolute Return
500 Fund	176,674	51,036	79,791	4,173	—	140,499

Putnam Absolute Return
700 Fund	601,780	176,480	265,966	18,197	—	478,797

Putnam Dynamic Asset
Allocation Balanced Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund	5,739,955	1,691,200	1,997,289	—	493,970	4,754,259

Putnam Dynamic Asset
Allocation Growth Fund	1,264,617	443,892	475,234	6,761	—	1,207,558

Putnam Money Market Fund	36,289	15,999	24,044	2	—	28,244

Totals	$7,875,473	$2,395,476	$2,869,199	$29,842	$493,970	$6,653,735

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2045 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$195,863	$41,534	$102,142	$2,057	$—	$129,573

Putnam Absolute Return
300 Fund	—	—	—	—	—	—

Putnam Absolute Return
500 Fund	359,457	67,765	191,554	6,535	—	220,890

Putnam Absolute Return
700 Fund	1,224,426	234,637	640,989	28,462	—	752,785

Putnam Dynamic Asset
Allocation Balanced Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund	9,366,189	1,763,035	4,125,713	—	608,715	5,853,048

Putnam Dynamic Asset
Allocation Growth Fund	4,825,995	1,071,036	2,226,701	19,321	—	3,450,691

Putnam Money Market Fund	74,660	22,635	53,238	2	—	44,057

Totals	$16,046,590	$3,200,642	$7,340,337	$56,377	$608,715	$10,451,044

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2040 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$503,885	$98,042	$280,353	$5,017	$—	$307,096

Putnam Absolute Return
300 Fund	—	—	—	—	—	—

Putnam Absolute Return
500 Fund	554,867	95,199	317,489	9,419	—	309,367

Putnam Absolute Return
700 Fund	1,890,069	329,665	1,063,612	41,078	—	1,054,314

Putnam Dynamic Asset
Allocation Balanced Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund	10,064,680	1,700,906	4,995,451	—	587,004	5,486,532

Putnam Dynamic Asset
Allocation Growth Fund	11,669,783	2,227,781	5,850,652	42,642	—	7,405,823

Putnam Money Market Fund	115,282	34,000	88,245	4	—	61,036

Totals	$24,798,566	$4,485,593	$12,595,802	$98,160	$587,004	$14,624,168

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2035 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$904,340	$183,473	$508,763	$9,206	$—	$552,775

Putnam Absolute Return
300 Fund	—	73,702	28,759	521	—	44,660

Putnam Absolute Return
500 Fund	1,303,699	263,155	666,061	26,246	—	846,386

Putnam Absolute Return
700 Fund	2,894,827	597,783	1,442,465	75,056	—	1,892,562

Putnam Dynamic Asset
Allocation Balanced Fund	—	660,658	273,210	2,196	—	436,296

Putnam Dynamic Asset
Allocation Conservative Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund	5,880,939	1,049,386	2,987,606	—	344,213	3,176,278

Putnam Dynamic Asset
Allocation Growth Fund	24,246,587	3,783,888	10,898,440	92,292	—	15,822,867

Putnam Money Market Fund	455,562	128,787	267,027	14	—	317,322

Totals	$35,685,954	$6,740,832	$17,072,331	$205,531	$344,213	$23,089,146

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2030 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$1,178,533	$236,623	$538,769	$13,958	$—	$840,352

Putnam Absolute Return
300 Fund	565,218	289,734	316,134	5,992	—	515,200

Putnam Absolute Return
500 Fund	2,359,702	418,652	1,110,290	48,685	—	1,572,006

Putnam Absolute Return
700 Fund	4,951,458	907,177	2,240,418	132,903	—	3,354,488

Putnam Dynamic Asset
Allocation Balanced Fund	4,681,172	3,106,225	2,922,140	47,630	—	4,922,510

Putnam Dynamic Asset
Allocation Conservative Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund	31,594,235	3,624,616	14,270,521	112,317	—	19,128,074

Putnam Money Market Fund	1,300,024	247,950	730,535	49	—	817,439

Totals	$46,630,342	$8,830,977	$22,128,807	$361,534	$—	$31,150,069

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2025 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$1,876,429	$375,493	$879,322	$22,364	$—	$1,315,048

Putnam Absolute Return
300 Fund	2,291,528	612,762	1,062,601	20,806	—	1,747,300

Putnam Absolute Return
500 Fund	3,130,883	755,943	1,426,359	74,061	—	2,335,609

Putnam Absolute Return
700 Fund	6,986,821	1,284,881	3,195,699	190,628	—	4,704,455

Putnam Dynamic Asset
Allocation Balanced Fund	20,705,185	4,578,793	9,435,360	179,326	—	15,413,122

Putnam Dynamic Asset
Allocation Conservative Fund	—	522,555	191,686	2,378	—	354,753

Putnam Dynamic Asset
Allocation Equity Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund	14,951,336	1,762,241	7,317,810	50,961	—	8,481,655

Putnam Money Market Fund	1,802,238	376,191	891,278	63	—	1,287,151

Totals	$51,744,420	$10,268,859	$24,400,115	$540,587	$—	$35,639,093

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2020 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$2,307,408	$400,890	$983,830	$29,023	$—	$1,651,994

Putnam Absolute Return
300 Fund	4,120,325	865,840	1,778,615	37,344	—	3,036,163

Putnam Absolute Return
500 Fund	4,914,837	1,444,539	2,266,585	127,426	—	3,893,893

Putnam Absolute Return
700 Fund	6,727,782	1,015,232	3,019,586	182,399	—	4,358,359

Putnam Dynamic Asset
Allocation Balanced Fund	26,075,092	3,006,185	11,833,271	210,764	—	16,328,397

Putnam Dynamic Asset
Allocation Conservative Fund	2,463,355	1,960,497	1,589,458	27,242	—	2,878,885

Putnam Dynamic Asset
Allocation Equity Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund	—	—	—	—	—	—

Putnam Money Market Fund	2,285,317	395,007	1,058,518	93	—	1,621,807

Totals	$48,894,116	$9,088,190	$22,529,863	$614,291	$—	$33,769,498

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2015 Fund

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$2,414,382	$537,539	$1,174,144	$29,645	$—	$1,702,957

Putnam Absolute Return
300 Fund	5,065,750	1,318,839	2,502,251	44,797	—	3,673,575

Putnam Absolute Return
500 Fund	8,057,659	1,763,663	3,868,126	183,475	—	5,639,774

Putnam Absolute Return
700 Fund	3,502,207	462,468	1,859,093	80,037	—	1,922,563

Putnam Dynamic Asset
Allocation Balanced Fund	9,987,942	1,103,981	5,422,677	75,028	—	5,249,338

Putnam Dynamic Asset
Allocation Conservative Fund	8,764,380	2,241,597	4,438,913	72,959	—	6,505,842

Putnam Dynamic Asset
Allocation Equity Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund	—	—	—	—	—	—

Putnam Money Market Fund	2,395,647	375,674	1,249,426	213	—	1,521,895

Totals	$40,187,967	$7,803,761	$20,514,630	$486,154	$—	$26,215,944

Market values are shown for those securities affiliated at period end.

Putnam Retirement Income Fund Lifestyle 1

	Market value					Market value
	at beginning					at end
	of reporting	Purchase	Sale	Investment	Capital gain	of reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund	$2,612,128	$523,107	$1,105,733	$35,406	$—	$1,944,675

Putnam Absolute Return
300 Fund	6,089,576	1,221,806	2,472,017	58,405	—	4,581,690

Putnam Absolute Return
500 Fund	8,717,716	1,719,990	3,539,697	221,011	—	6,529,065

Putnam Absolute Return
700 Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Balanced Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative Fund	9,904,673	1,860,051	4,133,840	81,918	—	7,528,961

Putnam Dynamic Asset
Allocation Equity Fund	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund	—	—	—	—	—	—

Putnam Money Market Fund	1,729,325	335,814	789,035	187	—	1,276,104

Totals	$29,053,418	$5,660,768	$12,040,322	$396,927	$—	$21,860,495

Market values are shown for those securities affiliated at period end.

Note 7: Acquisition of Putnam RetirementReady 2010 Fund

On November 8, 2010, Putnam Retirement Income Fund Lifestyle 1 issued 932,080, 8,578, 18,510, 5,199, 57,602 and 144,487 class A, class B, class C, class M, class R and class Y shares, respectively, for 990,361, 9,336, 20,437, 5,624, 62,930, and 145,283 class A, class B, class C, class M, class R and class Y shares of Putnam RetirementReady 2010 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was to contemplated by the funds’ prospectus, was to combine two Putnam funds with substantially similar investment objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders. The investment portfolio of Putnam RetirementReady 2010 Fund, with a fair value of $19,025,161 and an identified cost of $18,067,646 at November 5, 2010, was the principal asset acquired by Putnam Retirement Income Fund Lifestyle 1. The net assets of Putnam Retirement Income Fund Lifestyle 1 and Putnam RetirementReady 2010 Fund on November 5, 2010, were $13,900,864 and $19,020,323, respectively. On November 5, 2010, Putnam RetirementReady 2010 Fund had undistributed net investment loss of $5,304, accumulated net realized (loss) of $11,649,678 and unrealized appreciation of $957,515. The aggregate net assets of Putnam Retirement Income Fund Lifestyle 1 immediately following the acquisition were $32,921,187.

Information presented in the Statement of changes in net assets for the period ended July 31, 2011 reflect only the operations of Putnam Retirement Income Fund Lifestyle 1.

Assuming the acquisition had been completed on August 1, 2010, the fund’s pro forma results of operations for the reporting period are as follows:

Net investment Income	$909,517
Net gain (loss) on investments	$939,533
Net increase (decrease) in net assets resulting from operations	$1,849,050

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam RetirementReady 2010 Fund that have been included in Putnam Retirement Income Fund Lifestyle 1’s statement of operations for the current fiscal period.

Note 8: Market and credit risk

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 9: New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. Putnam Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the fund’s financial statements.

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund
The Putnam Fund for Growth and Income	Absolute Return 300 Fund
International Value Fund	Absolute Return 500 Fund
Multi-Cap Value Fund	Absolute Return 700 Fund
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Global Sector	Putnam RetirementReady Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Prior to November 30, 2011, this fund was known as
Putnam Asset Allocation: Balanced Portfolio.	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation	Prior to June 16, 2011, this fund was known as
Conservative Fund	Putnam RetirementReady Maturity Fund.
Prior to November 30, 2011, this fund was known as	Retirement Income Fund Lifestyle 2
Putnam Asset Allocation: Conservative Portfolio.	Retirement Income Fund Lifestyle 3
Dynamic Asset Allocation Growth Fund	Prior to June 16, 2011, this fund was known as
Prior to November 30, 2011, this fund was known as	Putnam Income Strategies Fund.
Putnam Asset Allocation: Growth Portfolio.
Dynamic Risk Allocation Fund

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Elizabeth T. Kennan	Mark C. Trenchard
Putnam Investment	Kenneth R. Leibler	Vice President and
Management, LLC	Robert E. Patterson	BSA Compliance Officer
One Post Office Square	George Putnam, III
Boston, MA 02109	Robert L. Reynolds	Robert T. Burns
	W. Thomas Stephens	Vice President and
Investment Sub-Manager		Chief Legal Officer
Putnam Investments Limited	Officers
57–59 St James’s Street	Robert L. Reynolds	James P. Pappas
London, England SW1A 1LD	President	Vice President

Marketing Services	Jonathan S. Horwitz	Judith Cohen
Putnam Retail Management	Executive Vice President,	Vice President, Clerk and
One Post Office Square	Principal Executive	Assistant Treasurer
Boston, MA 02109	Officer, Treasurer and
	Compliance Liaison	Michael Higgins
Custodian		Vice President, Senior Associate
State Street Bank	Steven D. Krichmar	Treasurer and Assistant Clerk
and Trust Company	Vice President and
	Principal Financial Officer	Nancy E. Florek
Legal Counsel		Vice President, Assistant Clerk,
Ropes & Gray LLP	Janet C. Smith	Assistant Treasurer and
	Vice President, Assistant	Proxy Manager
Trustees	Treasurer and Principal
Jameson A. Baxter, Chair	Accounting Officer	Susan G. Malloy
Ravi Akhoury		Vice President and
Barbara M. Baumann	Robert R. Leveille	Assistant Treasurer
Charles B. Curtis	Vice President and
Robert J. Darretta	Chief Compliance Officer
John A. Hill
Paul L. Joskow

This report is for the information of shareholders of Putnam RetirementReady Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

INVESTING FOR OVER 70 YEARS

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless, log on to putnam.com and update your mailing options.

SA097
272656 3/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam RetirementReady Funds

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 30, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: March 30, 2012